UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Government Money Market Fund

Semiannual Report for the Period Ended
June 30, 2011

Columbia Government Money Market Fund seeks to preserve capital and to maximize liquidity and current income.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	6

Portfolio of Investments	8

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	23

Proxy Voting	34

Results of Meeting of Shareholders	34

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Government Money Market Fund (the Fund) Class A shares returned 0.00% for the six-months ended June 30, 2011.

>	The Fund’s annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended June 30, 2011. These yields more closely reflect the current earnings of the Fund than the total return.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months(a)		1 year	3 years	5 years	10 years
Columbia Government Money Market Fund Class A	+0.00%(b	)	+0.01%	+0.11%	+1.47%	+1.37%

(a)	Not annualized.

(b)	Rounds to zero.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at June 30, 2011							Since
Without sales charge	6 months(a)		1 year	3 years	5 years	10 years	Inception(b)
Class A (inception 1/31/77)	+0.00	%(c)	+0.01%	+0.11%	+1.47%	+1.37%	N/A

Class B (inception 4/22/96)	+0.00	%(c)	+0.01%	+0.02%	+0.98%	+0.80%	N/A

Class C (inception 5/3/93)	+0.00	%(c)	+0.01%	+0.02%	+0.98%	+0.80%	N/A

Class R (inception 4/30/03)	+0.00	%(c)	+0.01%	+0.08%	+1.35%	N/A	+1.29%

Class R5 (inception 11/30/01)	+0.01%		+0.01%	+0.14%	+1.60%	N/A	+1.52%

Class Z (inception 9/27/10)	+0.00	%(c)	N/A	N/A	N/A	N/A	+0.01	%(a)

With sales charge
Class B (inception 4/22/96)	-5.00%		-4.99%	-0.99%	+0.59%	+0.80%	N/A

Class C (inception 5/3/93)	-1.00%		-0.99%	+0.02%	+0.98%	+0.80%	N/A

(a)	Not annualized.

(b)	For classes with less than 10 years performance.

(c)	Rounds to zero.

The “Without sales charge” returns for Class B and Class C shares do not include applicable contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class B and Class C shares include: the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges. See the Fund’s prospectus for details on eligibility.

4  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at June 30, 2011)

Repurchase Agreements	7.7%

Treasury Note Short-Term	7.6

U.S. Government & Agency Obligations	72.5

U.S. Government-Insured Debt(2)	12.2

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  5

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,000.00	$0.64	(c)	.13%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.15	$0.65	(c)	.13%(c	)

Class B

Actual(b)	$1,000	$1,000.00	$0.74	(c)	.15%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	(c)	.15%(c	)

Class C

Actual(b)	$1,000	$1,000.00	$0.69	(c)	.14%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.10	$0.70	(c)	.14%(c	)

Class R

Actual(b)	$1,000	$1,000.00	$0.69	(c)	.14%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.10	$0.70	(c)	.14%(c	)

Class R5

Actual(b)	$1,000	$1,000.10	$0.74	(c)	.15%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.05	$0.75	(c)	.15%(c	)

Class Z

Actual(b)	$1,000	$1,000.00	$0.34	(c)	.13%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,024.55	$0.66	(c)	.13%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2010: +0.00% for Class A, +0.00% for Class B, +0.00% for Class C, +0.00% for Class R, +0.01% for Class R5 and +0.00% for Class Z.
(c)	From time to time, Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended June 30, 2011, the annualized expense ratio would have been 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R, 0.52% for Class R5 and 0.56% for Class Z. The actual expenses paid would have been $3.27 for Class A, $6.50 for Class B, $6.50 for Class C, $4.02 for Class R, $2.58 for Class R5 and $1.46 for Class Z; the hypothetical expenses paid would have been $3.31 for Class A, $6.56 for Class B, $6.56 for Class C, $4.06 for Class R, $2.61 for Class R5 and $2.85 for Class Z.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments
Columbia Government Money Market Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

U.S. Government & Agency Obligations 74.2%

Federal Home Loan Bank
04/27/12	0.410%	$2,000,000	$2,000,000
07/17/12	0.350%	2,000,000	2,000,000
Discount Notes
07/15/11	0.040%	10,000,000	9,999,844
08/05/11	0.050%	24,300,000	24,298,819
08/17/11	0.070%	9,000,000	8,999,178
08/24/11	0.060%	10,000,000	9,999,025
Federal Home Loan Bank(a)
01/19/12	0.180%	1,000,000	1,000,000
01/24/12	0.180%	2,000,000	2,000,000
02/02/12	0.190%	2,000,000	2,000,000
Federal Home Loan Bank(b)
07/24/12	0.375%	2,500,000	2,500,000
Federal Home Loan Mortgage Corp. Discount Notes
07/06/11	0.040%	13,000,000	12,999,910
07/18/11	0.160%	5,000,000	4,999,599
Federal National Mortgage Association Discount Notes
07/21/11	0.010%	6,757,000	6,756,962
09/07/11	0.080%	6,000,000	5,999,093

Total U.S. Government & Agency Obligations (Cost: $95,552,430)			$95,552,430

U.S. Government-Insured Debt 12.5%
Straight-A Funding LLC(c)(d) U.S. Treasury Government Guaranty
07/05/11	0.160%	$7,038,000	$7,037,844
08/12/11	0.140%	3,000,000	2,999,510
08/23/11	0.130%	5,000,000	4,999,043
09/01/11	0.160%	1,000,000	999,724

Total U.S. Government-Insured Debt
(Cost: $16,036,121)			$16,036,121

Repurchase Agreements 7.8%
Barclays Bank PLC dated 06/30/11, matures 07/01/11, repurchase price $10,100,003 (collateralized by U.S. Treasury Bond Total market value
$10,100,036)	0.625%	$10,100,000	$10,100,000

Total Repurchase Agreements
(Cost: $10,100,000)			$10,100,000

Treasury Note Short-Term 7.8%
U.S. Treasury Bills(e)
08/25/11	0.150%	$10,000,000	$9,997,693

Total Treasury Note Short-Term
(Cost: $9,997,693)			$9,997,693

Total Investments
(Cost: $131,686,244)			$131,686,244
Other Assets & Liabilities, Net			(2,970,278)

Net Assets			$128,715,966

Notes to Portfolio of Investments

(a)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(b)	Represents a security purchased on a when-issued or delayed delivery basis.

(c)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $16,036,121 or 12.5% of net assets.

(d)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e)	At June 30, 2011, security was partially or fully on loan.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Short-Term Securities
U.S. Government & Agency Obligations	$—	$95,552,430	$—	$95,552,430
U.S. Government-Insured Debt	—	16,036,121	—	16,036,121
Repurchase Agreements	—	10,100,000	—	10,100,000
Treasury Note Short-Term	—	9,997,693	—	9,997,693

Total Short-Term Securities	—	131,686,244	—	131,686,244

Total	$—	$131,686,244	$—	$131,686,244

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  11

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
(identified cost $121,586,244)	$121,586,244
Repurchase agreements (identified cost $10,100,000)	10,100,000

Total investments (identified cost $131,686,244)	131,686,244
Cash	158,412
Receivable for:
Capital shares sold	72,730
Interest	3,952
Expense reimbursement due from Investment Manager	1,732
Other assets	3,719

Total assets	131,926,789

Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,500,000
Capital shares purchased	504,223
Dividend distributions to shareholders	941
Investment management fees	1,167
Distribution fees	54
Transfer agent fees	3,210
Administration fees	212
Other expenses	201,016

Total liabilities	3,210,823

Net assets applicable to outstanding capital stock	$128,715,966

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$128,717,905
Excess of distributions over net investment income	(2,621)
Accumulated net realized gain	682

Total — representing net assets applicable to outstanding capital stock	$128,715,966

*Value of securities on loan	$9,899,802

Net assets applicable to outstanding shares
Class A	$105,935,333
Class B	$2,629,538
Class C	$11,683,083
Class R	$3,418,384
Class R5	$418,009
Class Z	$4,631,619
Shares outstanding
Class A	105,933,777
Class B	2,628,380
Class C	11,662,157
Class R	3,418,595
Class R5	418,006
Class Z	4,631,271
Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class R	$1.00
Class R5	$1.00
Class Z	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  13

Statement of Operations
Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$86,395
Income from securities lending — net	5,340

Total income	91,735

Expenses:
Investment management fees	212,406
Distribution fees
Class B	10,624
Transfer agent fees
Class A	42,536
Class B	1,083
Class C	4,838
Class R	1,541
Class R5	1
Class Z	1,033
Administration fees	38,619
Compensation of board members	1,835
Custodian fees	4,430
Printing and postage fees	23,150
Registration fees	54,300
Professional fees	7,931
Other	13,095

Total expenses	417,422
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(331,548)

Total net expenses	85,874

Net investment income	5,861

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	582

Net increase in net assets resulting from operations	$6,443

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations
Net investment income	$5,861	$12,684
Net realized gain	582	384

Net increase in net assets resulting from operations	6,443	13,068

Distributions to shareholders from:
Net investment income
Class A	(4,880)	(10,706)
Class B	(124)	(383)
Class C	(526)	(1,274)
Class R	(192)	(376)
Class R5	(20)	(27)
Class Z	(119)	(17)

Total distributions to shareholders	(5,861)	(12,783)

Increase (decrease) in net assets from share transactions	(8,942,181)	26,231,909

Total increase (decrease) in net assets	(8,941,599)	26,232,194
Net assets at beginning of period	137,657,565	111,425,371

Net assets at end of period	$128,715,966	$137,657,565

Excess of distributions over net investment income	$(2,621)	$(2,621)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  15

Statement of Changes in Net Assets (continued)

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	33,315,891	33,326,098	63,294,136	63,294,135
Fund merger	—	—	56,730,372	56,730,437
Conversions from Class B	328,204	328,204	882,443	882,443
Distributions reinvested	4,741	4,741	10,322	10,322
Redemptions	(43,338,657)	(43,338,657)	(95,182,577)	(95,182,577)

Net increase (decrease)	(9,689,821)	(9,679,614)	25,734,696	25,734,760

Class B shares
Subscriptions	454,547	454,801	2,122,548	2,122,548
Distributions reinvested	109	109	345	345
Conversions to Class A	(328,204)	(328,204)	(882,443)	(882,443)
Redemptions	(979,568)	(979,568)	(2,502,960)	(2,502,961)

Net decrease	(853,116)	(852,862)	(1,262,510)	(1,262,511)

Class C shares
Subscriptions	2,602,392	2,603,567	11,556,802	11,556,802
Distributions reinvested	513	513	1,225	1,225
Redemptions	(4,430,303)	(4,430,303)	(11,587,399)	(11,587,399)

Net decrease	(1,827,398)	(1,826,223)	(29,372)	(29,372)

Class R shares
Subscriptions	3,317,445	3,317,869	3,355,318	3,355,318
Distributions reinvested	189	189	375	375
Redemptions	(3,339,773)	(3,339,773)	(3,049,295)	(3,049,295)

Net increase (decrease)	(22,139)	(21,715)	306,398	306,398

Class R5 shares
Subscriptions	76,249	76,287	433,231	433,231
Distributions reinvested	20	20	27	27
Redemptions	(98,590)	(98,590)	(121,804)	(121,804)

Net increase (decrease)	(22,321)	(22,283)	311,454	311,454

Class Z shares
Subscriptions	5,856,691	5,857,116	1,734,199	1,734,199
Distributions reinvested	110	110	15	15
Redemptions	(2,396,710)	(2,396,710)	(563,034)	(563,034)

Net increase	3,460,091	3,460,516	1,171,180	1,171,180

Total net increase (decrease)	(8,954,704)	(8,942,181)	26,231,846	26,231,909

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008		2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.01		0.04	0.04

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01	)(b)	(0.04)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.00%	(c)	0.01%		0.03%		1.12%		4.09%	3.95%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.63%	(d)	0.80%		1.14%		0.91%		0.86%	0.90%

Net expenses after fees waived or expenses reimbursed(e)	0.13%	(d)	0.17%		0.25%		0.79%		0.86%	0.90%

Net investment income	0.01%	(d)	0.01%		0.03%		1.07%		4.03%	3.86%

Supplemental data
Net assets, end of period (in thousands)	$105,935		$115,614		$89,878		$124,124		$132,924	$124,223

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  17

Financial Highlights (continued)

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008		2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.00	)(a)	0.00	(a)	0.00	(a)	0.03	0.03

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a),(b)	(0.03)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.00%	(c)	0.01%		0.01%		0.35%		3.00%	2.85%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	1.38%	(d)	1.54%		1.99%		1.91%		1.86%	1.89%

Net expenses after fees waived or expenses reimbursed(e)	0.15%	(d)	0.18%		0.29%		1.53%		1.86%	1.89%

Net investment income (loss)	(0.00%	)(c),(d)	(0.00%	)(c)	0.00%	(c)	0.33%		3.03%	2.86%

Supplemental data
Net assets, end of period (in thousands)	$2,630		$3,483		$4,745		$6,941		$7,458	$8,860

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008		2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.03	0.03

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.00	)(a),(b)	(0.03)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.00%	(c)	0.01%		0.01%		0.35%		3.00%	2.85%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.63%	(d)	1.00%		1.96%		1.91%		1.86%	1.89%

Net expenses after fees waived or expenses reimbursed(e)	0.14%	(d)	0.17%		0.28%		1.53%		1.86%	1.89%

Net investment income	0.01%	(d)	0.01%		0.00%	(c)	0.33%		3.03%	2.86%

Supplemental data
Net assets, end of period (in thousands)	$11,683		$13,509		$13,539		$16,571		$13,643	$12,848

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  19

Financial Highlights (continued)

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008		2007	2006
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)	0.00	(a)	0.01		0.04	0.04

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01	)(b)	(0.04)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.00%	(c)	0.01%		0.01%		0.93%		3.83%	3.69%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.64%	(d)	0.91%		1.32%		1.16%		1.11%	1.15%

Net expenses after fees waived or expenses reimbursed(e)	0.14%	(d)	0.18%		0.22%		1.01%		1.11%	1.15%

Net investment income	0.01%	(d)	0.00%	(c)	0.00%	(c)	0.84%		3.78%	3.61%

Supplemental data
Net assets, end of period (in thousands)	$3,418		$3,440		$3,134		$1,646		$554	$486

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008		2007	2006
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income (loss)	(0.00	)(a)	0.00	(a)	0.00	(a)	0.01		0.04	0.04

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	(0.01	)(b)	(0.04)	(0.04)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.01%		0.01%		0.03%		1.38%		4.36%	4.23%

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.55%	(d)	0.66%		0.94%		0.63%		0.59%	0.60%

Net expenses after fees waived or expenses reimbursed(e)	0.15%	(d)	0.18%		0.36%		0.53%		0.59%	0.60%

Net investment income (loss)	(0.01%	)(d)	0.01%		0.06%		1.33%		4.30%	4.16%

Supplemental data
Net assets, end of period (in thousands)	$418		$440		$129		$20,438		$14,511	$11,558

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.00	(a)	0.00	(a)

Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.00	)(a)

Net asset value, end of period	$1.00		$1.00

Total return	0.00%	(c)	0.00%	(c)

Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.64%	(d)	0.93%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.13%	(d)	0.18%	(d)

Net investment income	0.00%	(c),(d)	0.01%	(d)

Supplemental data
Net assets, end of period (in thousands)	$4,632		$1,171

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	In addition, the Fund paid a short-term capital gain distribution of $0.000146 on July 25, 2008.
(c)	Rounds to less than 0.01%.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	For the period from September 27, 2010 (commencement of operations) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of Columbia Government Money Market Fund, Inc., a Maryland corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R5, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  23

Notes to Financial Statements (continued)

financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income, including amortization of premium and discount, is recognized daily.

24  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.33% to 0.15% as the Fund’s net assets increase. The management fee for the six months ended June 30, 2011 was 0.33% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under the Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

26  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended June 30, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.08%
Class B	0.08
Class C	0.08
Class R	0.08
Class R5	0.00
Class Z	0.09

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $170,324. The liability remaining at June 30, 2011 for non-recurring charges associated with the lease amounted to $111,993 and is included within other accrued expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at June 30, 2011 is included in other assets in the Statement of Assets and Liabilities at cost of $3,719.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares (of which up to 0.25% may be used for services), respectively, and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B, Class C, respectively. For Class B shares and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended June 30, 2011, the Fund did not pay fees for Class A, Class C and Class R shares. For the six months ended June 30, 2011, the Fund paid fees equal to 0.75% for Class B shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $93,000 and $2,891,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,992 for Class B and $723 for Class C for the six months ended June 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through February 29, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.66%
Class B	1.31
Class C	1.31
Class R	0.81
Class R5	0.52
Class Z	0.56

Prior to March 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft

28  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.66%
Class B	1.32
Class C	1.31
Class R	0.98
Class R5	0.48
Class Z	0.56

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For federal income tax purposes, the Fund had a capital loss carry-over of $66 at December 31, 2010, that if not offset by capital gains will expire in 2013.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $9,899,802 were on loan, secured by U.S. government securities valued at $10,033,492.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned

30  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2011.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+”

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

from “AAA”. Because the Fund invests in U.S. government obligations, the value of the Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. government’s credit rating. While the long-term impact of the downgrade is uncertain, it could, for example, lead to increased volatility in the short-term.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

32  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  33

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 1: To elect directors to the Board.*

		Shares	Shares Voted		Broker
		Voted “For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	75,656,024.524	3,711,486.649	0.000	0.000
02	Edward J. Boudreau, Jr.	75,447,603.035	3,919,908.138	0.000	0.000
03	Pamela G. Carlton	75,592,563.412	3,774,947.761	0.000	0.000
04	William P. Carmichael	75,364,266.858	4,003,244.315	0.000	0.000
05	Patricia M. Flynn	75,639,006.432	3,728,504.741	0.000	0.000
06	William A. Hawkins	75,613,842.585	3,753,668.588	0.000	0.000
07	R. Glenn Hilliard	75,577,746.989	3,789,764.184	0.000	0.000
08	Stephen R. Lewis, Jr.	75,598,580.217	3,768,930.956	0.000	0.000
09	John F. Maher	75,642,535.159	3,724,976.014	0.000	0.000
10	John J. Nagorniak	75,641,824.986	3,725,686.187	0.000	0.000
11	Catherine James Paglia	75,654,853.785	3,712,657.388	0.000	0.000
12	Leroy C. Richie	75,666,118.721	3,701,392.452	0.000	0.000
13	Anthony M. Santomero	75,580,769.621	3,786,741.552	0.000	0.000
14	Minor M. Shaw	75,520,965.035	3,846,546.138	0.000	0.000
15	Alison Taunton-Rigby	75,639,252.109	3,728,259.064	0.000	0.000
16	William F. Truscott	74,380,557.152	4,986,954.021	0.000	0.000

*	All shares of Columbia Government Money Market Fund, Inc. are voted together as a single class for the election of directors.

34  COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
60,786,032.342	2,440,155.930	3,190,603.901	12,950,719.000

Proposal 3: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.

Shares Voted	Shares Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
56,966,346.136	6,757,902.321	2,692,539.716	12,950,723.000

COLUMBIA GOVERNMENT MONEY MARKET FUND — 2011 SEMIANNUAL REPORT  35

Columbia Government Money Market Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9941 D (8/11)

Semiannual Report

Columbia Select Value Funds
Columbia Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund

Semiannual Report for the Period Ended
June 30, 2011

Each Fund seeks to provide shareholders with long-term capital appreciation.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance

Columbia Select Large-Cap Value Fund	3

Columbia Select Smaller-Cap Value Fund	8

Fund Expense Examples	13

Portfolio of Investments	18

Statement of Assets and Liabilities	30

Statement of Operations	32

Statement of Changes in Net Assets	34

Financial Highlights	38

Notes to Financial Statements	55

Proxy Voting	72

Results of Meeting of Shareholders	72

See the Funds’ prospectus for risks associated with investing in the Funds.

2  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

Columbia Select Large-Cap Value Fund

FUND SUMMARY

>	Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned 6.73% (excluding sales charge) for the six-month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Russell 1000® Value Index, which returned 5.92% during the same six-month period.

>	The Fund also outperformed the broad U.S. equity market, as represented by the Standard & Poor’s (S&P) 500 Index, which returned 6.02% for the six-month period.

>	The Fund outperformed its peer group, as represented by the Lipper Large-Cap Value Funds Index, which returned 5.47% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Select Large-Cap Value Fund Class A (excluding sales charge)	+6.73%	+32.39%	+4.56%	+3.92%	+3.32%

Russell 1000 Value Index(1) (unmanaged)	+5.92%	+28.94%	+2.28%	+1.15%	+3.99%

S&P 500 Index(2) (unmanaged)	+6.02%	+30.69%	+3.34%	+2.94%	+2.72%

Lipper Large-Cap Value Funds Index(3)	+5.47%	+28.35%	+2.40%	+1.71%	+2.82%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

Columbia Select Large-Cap Value Fund

performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3)	The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

4  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS

at June 30, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Inception**
Class A (inception 4/25/97)	+6.73%	+32.39%	+4.56%	+3.92%	+3.32%	N/A

Class B (inception 4/25/97)	+6.37%	+31.43%	+3.79%	+3.16%	+2.55%	N/A

Class C (inception 5/27/99)	+6.29%	+31.40%	+3.78%	+3.17%	+2.55%	N/A

Class I (inception 8/03/09)	+6.90%	+32.93%	N/A	N/A	N/A	+19.29%

Class R (inception 4/30/03)	+6.60%	+32.05%	+4.28%	+3.63%	N/A	+9.15%

Class R4 (inception 8/3/09)	+6.71%	+32.48%	N/A	N/A	N/A	+18.96%

Class R5 (inception 11/30/01)	+6.89%	+32.84%	+5.05%	+4.44%	N/A	+5.01%

Class W (inception 9/27/10)	+6.75%	N/A	N/A	N/A	N/A	+20.42%*

Class Z (inception 9/27/10)	+6.90%	N/A	N/A	N/A	N/A	+20.67%*

With sales charge
Class A (inception 4/25/97)	+0.58%	+24.75%	+2.52%	+2.69%	+2.71%	N/A

Class B (inception 4/25/97)	+1.37%	+26.43%	+2.85%	+2.80%	+2.55%	N/A

Class C (inception 5/27/99)	+5.29%	+30.40%	+3.78%	+3.17%	+2.55%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

Columbia Select Large-Cap Value Fund

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm reveals a Fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	8.3%

Consumer Staples	14.3

Energy	15.0

Financials	26.8

Health Care	10.1

Industrials	13.0

Information Technology	2.8

Materials	6.0

Utilities	3.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Wells Fargo & Co.	4.6%

JPMorgan Chase & Co.	4.5

Bank of America Corp.	4.3

Humana, Inc.	3.9

Tyson Foods, Inc., Class A	3.8

AES Corp. (The)	3.7

Bristol-Myers Squibb Co.	3.5

CSX Corp.	3.5

General Mills, Inc.	3.4

Valero Energy Corp.	3.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  7

Your Fund at a Glance
(Unaudited)

Columbia Select Smaller-Cap Value Fund

FUND SUMMARY

>	Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned 4.38% (excluding sales charge) for the six-month period ended June 30, 2011.

>	The Fund outperformed its benchmark, the Russell 2000® Value Index, which returned 3.77% during the same six-month period.

>	The Fund underperformed the Lipper Small-Cap Core Funds Index, which returned 6.18% and the Lipper Small-Cap Value Funds Index, which returned 4.49%, respectively, during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Select Smaller-Cap Value Fund Class A (excluding sales charge)	+4.38%	+36.19%	+8.20%	+5.15%	+7.68%

Russell 2000 Value Index(1) (unmanaged)	+3.77%	+31.35%	+7.09%	+2.24%	+7.53%

Lipper Small-Cap Core Funds Index(2)	+6.18%	+36.32%	+7.54%	+4.74%	+6.91%

Lipper Small-Cap Value Funds Index(3)	+4.49%	+33.07%	+8.57%	+4.02%	+8.50%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

8  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Smaller-Cap Value Fund

Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2)	The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

(3)	The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  9

Your Fund at a Glance (continued)

Columbia Select Smaller-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS

at June 30, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Inception**
Class A (inception 4/25/97)	+4.38%	+36.19%	+8.20%	+5.15%	+7.68%	N/A

Class B (inception 4/25/97)	+3.99%	+35.19%	+7.38%	+4.37%	+6.88%	N/A

Class C (inception 5/27/99)	+3.91%	+35.15%	+7.38%	+4.38%	+6.89%	N/A

Class I (inception 8/03/09)	+4.58%	+36.82%	N/A	N/A	N/A	+23.73%

Class R (inception 4/30/03)	+4.22%	+35.78%	+7.90%	+4.86%	N/A	+10.03%

Class R4 (inception 8/03/09)	+4.43%	+36.39%	N/A	N/A	N/A	+23.33%

Class R5 (inception 11/30/01)	+4.53%	+36.77%	+8.79%	+5.73%	N/A	+8.68%

Class Z (inception 9/27/10)	+4.47%	N/A	N/A	N/A	N/A	+21.63%*

With sales charge
Class A (inception 4/25/97)	-1.59%	+28.33%	+6.10%	+3.91%	+7.04%	N/A

Class B (inception 4/25/97)	-1.01%	+30.19%	+6.51%	+4.05%	+6.88%	N/A

Class C (inception 5/27/99)	+2.91%	+34.15%	+7.38%	+4.38%	+6.89%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

10  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Smaller-Cap Value Fund

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm reveals a Fund’s investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  11

Your Fund at a Glance (continued)

Columbia Select Smaller-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	14.9%

Consumer Staples	8.3

Energy	7.3

Financials	11.6

Health Care	10.4

Industrials	30.6

Information Technology	12.9

Materials	4.0

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

TOP TEN HOLDINGS(1) (at June 30, 2011)

WellCare Health Plans, Inc.	4.6%

Herbalife Ltd.	4.1

Cypress Semiconductor Corp.	4.1

ON Semiconductor Corp.	3.7

Superior Energy Services, Inc.	3.3

Thomas & Betts Corp.	3.3

Texas Roadhouse, Inc.	3.3

EnerSys	3.2

Belden, Inc.	3.1

Cubic Corp.	3.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

12  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Fund Expense Examples
(Unaudited)

As a shareholder of a Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  13

Fund Expense Examples (continued)

Columbia Select Large-Cap Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,067.30	$6.05	1.18%

Hypothetical (5% return before expenses)	$1,000	$1,018.94	$5.91	1.18%

Class B

Actual(b)	$1,000	$1,063.70	$9.88	1.93%

Hypothetical (5% return before expenses)	$1,000	$1,015.22	$9.64	1.93%

Class C

Actual(b)	$1,000	$1,062.90	$9.87	1.93%

Hypothetical (5% return before expenses)	$1,000	$1,015.22	$9.64	1.93%

Class I

Actual(b)	$1,000	$1,069.00	$4.36	.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26	.85%

Class R

Actual(b)	$1,000	$1,066.00	$7.38	1.44%

Hypothetical (5% return before expenses)	$1,000	$1,017.65	$7.20	1.44%

Class R4

Actual(b)	$1,000	$1,067.10	$5.74	1.12%

Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61	1.12%

Class R5

Actual(b)	$1,000	$1,068.90	$4.46	.87%

Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36	.87%

Class W

Actual(b)	$1,000	$1,067.50	$6.10	1.19%

Hypothetical (5% return before expenses)	$1,000	$1,018.89	$5.96	1.19%

Class Z

Actual(b)	$1,000	$1,069.00	$4.87	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76	.95%

14  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +6.73% for Class A, +6.37% for Class B, +6.29% for Class C, +6.90% for Class I, +6.60% for Class R, +6.71% for Class R4, +6.89% for Class R5, +6.75% for Class W and +6.90% for Class Z.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  15

Fund Expense Examples (continued)

Columbia Select Smaller-Cap Value Fund

	Beginning	Ending	Expenses
	account value	account value	paid during		Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)		expense ratio
Class A

Actual(b)	$1,000	$1,043.80	$6.89	(c)	1.36%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.05	$6.80	(c)	1.36%(c	)

Class B

Actual(b)	$1,000	$1,039.90	$10.67	(c)	2.11%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,014.33	$10.54	(c)	2.11%(c	)

Class C

Actual(b)	$1,000	$1,039.10	$10.67	(c)	2.11%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,014.33	$10.54	(c)	2.11%(c	)

Class I

Actual(b)	$1,000	$1,045.80	$4.62	(c)	.91%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	(c)	.91%(c	)

Class R

Actual(b)	$1,000	$1,042.20	$8.25	(c)	1.63%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,016.71	$8.15	(c)	1.63%(c	)

Class R4

Actual(b)	$1,000	$1,044.30	$5.93	(c)	1.17%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,018.99	$5.86	(c)	1.17%(c	)

Class R5

Actual(b)	$1,000	$1,045.30	$4.61	(c)	.91%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,020.28	$4.56	(c)	.91%(c	)

Class Z

Actual(b)	$1,000	$1,044.70	$5.88	(c)	1.16%(c	)

Hypothetical (5% return before expenses)	$1,000	$1,019.04	$5.81	(c)	1.16%(c	)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

(b)	Based on the actual return for the six months ended June 30, 2011: +4.38% for Class A, +3.99% for Class B, +3.91% for Class C, +4.58% for Class I, +4.22% for Class R, +4.43% for Class R4, +4.53% for Class R5 and +4.47% for Class Z.
(c)	The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Feb. 29, 2012, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, will not exceed 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.00% for Class I, 1.70% for Class R, 1.30% for Class R4, 1.05% for Class R5 and 1.20% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective April 1, 2011. Had this change been in place for the entire six month period ended June 30, 2011, the actual expenses paid would have been $7.35 for Class A, $11.13 for Class B, $11.12 for Class C, $5.07 for Class I, $8.61 for Class R, $6.59 for Class R4, $5.32 for Class R5 and $6.08 for Class Z; the hypothetical expenses paid would have been $7.25 for Class A, $10.99 for Class B, $10.99 for Class C, $5.01 for Class I, $8.50 for Class R, $6.51 for Class R4, $5.26 for Class R5 and $6.01 for Class Z.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments
Columbia Select Large-Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%

CONSUMER DISCRETIONARY 8.3%

Multiline Retail 4.5%
JC Penney Co., Inc.(a)	352,500	$12,175,350
Nordstrom, Inc.	245,000	11,500,300

Total		23,675,650

Specialty Retail 3.8%
Gap, Inc. (The)(a)	390,000	7,059,000
Lowe’s Companies, Inc.	550,000	12,820,500

Total		19,879,500

TOTAL CONSUMER DISCRECTIONARY		43,555,150

CONSUMER STAPLES 14.3%

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	155,000	12,592,200

Food Products 7.2%
General Mills, Inc.	480,000	17,865,600
Tyson Foods, Inc., Class A(a)	1,020,000	19,808,400

Total		37,674,000

Tobacco 4.7%
Altria Group, Inc.	460,000	12,148,600
Philip Morris International, Inc.	180,000	12,018,600

Total		24,167,200

TOTAL CONSUMER STAPLES		74,433,400

ENERGY 15.0%

Oil, Gas & Consumable Fuels 15.0%
Chevron Corp.	150,000	15,426,000
ConocoPhillips	190,000	14,286,100
Marathon Oil Corp.	290,000	15,277,200
Valero Energy Corp.	665,000	17,004,050
Williams Companies, Inc. (The)	540,000	16,335,000

Total		78,328,350

TOTAL ENERGY		78,328,350

FINANCIALS 26.8%

Capital Markets 1.9%
Morgan Stanley	430,000	9,894,300

Commercial Banks 7.4%
U.S. Bancorp	580,000	14,795,800
Wells Fargo & Co.	850,000	23,851,000

Total		38,646,800

Diversified Financial Services 8.9%
Bank of America Corp.	2,050,000	22,468,000
JPMorgan Chase & Co.	580,000	23,745,200

Total		46,213,200

Insurance 8.6%
MetLife, Inc.	350,000	15,354,500
Prudential Financial, Inc.	220,000	13,989,800
Unum Group	620,000	15,797,600

Total		45,141,900

TOTAL FINANCIALS		139,896,200

HEALTH CARE 10.1%

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	232,500	13,877,925

Health Care Providers & Services 3.9%
Humana, Inc.	255,000	20,537,700

Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	630,000	18,244,800

TOTAL HEALTH CARE		52,660,425

INDUSTRIALS 13.0%

Aerospace & Defense 7.2%
General Dynamics Corp.	140,000	10,432,800
Honeywell International, Inc.	280,000	16,685,200
United Technologies Corp.	120,000	10,621,200

Total		37,739,200

Road & Rail 5.8%
CSX Corp.	690,000	18,091,800
Union Pacific Corp.	115,000	12,006,000

Total		30,097,800

TOTAL INDUSTRIALS		67,837,000

INFORMATION TECHNOLOGY 2.8%

Communications Equipment 2.8%
Juniper Networks, Inc.(b)	470,000	14,805,000

TOTAL INFORMATION TECHNOLOGY		14,805,000

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.0%

Chemicals 6.0%
EI du Pont de Nemours & Co.	250,000	$13,512,500
Praxair, Inc.(a)	85,000	9,213,150
Sherwin-Williams Co. (The)(a)	100,000	8,387,000

Total		31,112,650

TOTAL MATERIALS		31,112,650

UTILITIES 3.7%

Independent Power Producers & Energy Traders 3.7%
AES Corp. (The)(b)	1,530,000	19,492,200

TOTAL UTILITIES		19,492,200

Total Common Stocks
(Cost: $426,452,765)		$522,120,375

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.3%

Money Market Fund 1.9%
JPMorgan Prime Money Market Fund, 0.010%(c)		10,000,000	$10,000,000

Repurchase Agreements 3.4%
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(d)
	0.120%	$10,000,000	10,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $2,000,006(d)
	0.100%	2,000,000	2,000,000
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $5,837,580(d)
	0.050%	5,837,572	5,837,572

Total			17,837,572

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $27,837,572)			$27,837,572

Total Investments
(Cost: $454,290,337)			$549,957,947	(e)
Other Assets & Liabilities, Net			(27,726,744)

Net Assets			$522,231,203

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)
Columbia Select Large-Cap Value Fund

Notes to Portfolio of Investments (continued)

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$1,214,698
Freddie Mac Gold Pool	825,302

Total Market Value of Collateral Securities	$2,040,000

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$3,402,743
Federal Home Loan Mortgage Corp	140
Freddie Mac Gold Pool	716,737
Freddie Mac Non Gold Pool	20,343
Freddie Mac REMICS	1,799,665
Ginnie Mae II Pool	14,695

Total Market Value of Collateral Securities	$5,954,323

(e)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$735,412	$82,789,363	$(83,524,775)	$—	$—	$2,666	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)
Columbia Select Large-Cap Value Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other
	in Active	Significant	Level 3
	Markets for	Observable	significant
Description(a)	Identical Assets(b)	Inputs	unobservable	Total
Equity Securities
Common Stocks
Consumer Discretionary	$43,555,150	$—	$—	$43,555,150
Consumer Staples	74,433,400	—	—	74,433,400
Energy	78,328,350	—	—	78,328,350
Financials	139,896,200	—	—	139,896,200
Health Care	52,660,425	—	—	52,660,425
Industrials	67,837,000	—	—	67,837,000
Information Technology	14,805,000	—	—	14,805,000
Materials	31,112,650	—	—	31,112,650
Utilities	19,492,200	—	—	19,492,200

Total Equity Securities	522,120,375	—	—	522,120,375

Other
Investments of Cash Collateral Received for Securities on Loan	10,000,000	17,837,572	—	27,837,572

Total Other	10,000,000	17,837,572	—	27,837,572

Total	$532,120,375	$17,837,572	$—	$549,957,947

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%

CONSUMER DISCRETIONARY 14.9%

Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc.(a)(b)	700,000	$7,966,000

Diversified Consumer Services 2.9%
Sotheby’s	330,000	14,355,000

Hotels, Restaurants & Leisure 6.2%
Penn National Gaming, Inc.(a)(b)	350,000	14,119,000
Texas Roadhouse, Inc.(a)	920,000	16,132,200

Total		30,251,200

Household Durables 1.9%
Lennar Corp., Class A(a)	500,000	9,075,000

Textiles, Apparel & Luxury Goods 2.3%
Hanesbrands, Inc.(a)(b)	400,000	11,420,000

TOTAL CONSUMER DISCRECTIONARY		73,067,200

CONSUMER STAPLES 8.3%

Food Products 4.2%
Dean Foods Co.(b)	620,000	7,607,400
Smithfield Foods, Inc.(b)	600,000	13,122,000

Total		20,729,400

Personal Products 4.1%
Herbalife Ltd.(a)(c)	350,000	20,174,000

TOTAL CONSUMER STAPLES		40,903,400

ENERGY 7.3%

Energy Equipment & Services 7.3%
Exterran Holdings, Inc.(a)(b)	375,000	7,436,250
Superior Energy Services, Inc.(b)	435,000	16,155,900
Tetra Technologies, Inc.(a)(b)	950,000	12,093,500

Total		35,685,650

TOTAL ENERGY		35,685,650

FINANCIALS 11.6%

Insurance 11.6%
Aspen Insurance Holdings Ltd.(a)(c)	400,000	10,292,000
Endurance Specialty Holdings Ltd.(a)(c)	285,000	11,779,050
Hanover Insurance Group, Inc. (The)	260,000	9,804,600
Infinity Property & Casualty Corp.	200,000	10,932,000
Lincoln National Corp.	490,000	13,960,100

Total		56,767,750

TOTAL FINANCIALS		56,767,750

HEALTH CARE 10.4%

Health Care Equipment & Supplies 1.2%
Analogic Corp.(a)	110,000	5,784,900

Health Care Providers & Services 4.6%
WellCare Health Plans, Inc.(b)	435,034	22,365,098

Pharmaceuticals 4.6%
Impax Laboratories, Inc.(a)(b)	380,000	8,280,200
ISTA Pharmaceuticals, Inc.(a)(b)	753,400	5,759,743
Salix Pharmaceuticals Ltd.(a)(b)	220,000	8,762,600

Total		22,802,543

TOTAL HEALTH CARE		50,952,541

INDUSTRIALS 30.5%

Aerospace & Defense 3.0%
Cubic Corp.	290,006	14,787,406

Airlines 2.9%
United Continental Holdings, Inc.(a)(b)	620,000	14,030,600

Commercial Services & Supplies 4.8%
Brink’s Co. (The)	300,000	8,949,000
Waste Connections, Inc.(a)	460,000	14,595,800

Total		23,544,800

Construction & Engineering 2.1%
Shaw Group, Inc. (The)(a)(b)	350,000	10,573,500

Electrical Equipment 9.6%
Belden, Inc.(a)	440,000	15,338,400
EnerSys(a)(b)	460,000	15,833,200
Thomas & Betts Corp.(b)	300,000	16,155,000

Total		47,326,600

Machinery 4.6%
Douglas Dynamics, Inc.(a)	236,470	3,733,861
Mueller Industries, Inc.	350,000	13,268,500

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)
Columbia Select Smaller-Cap Value Fund

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)

Machinery (cont.)
Navistar International Corp.(a)(b)	97,000	$5,476,620

Total		22,478,981

Professional Services 0.8%
School Specialty, Inc.(a)(b)	280,000	4,029,200

Road & Rail 1.9%
Swift Transportation Co.(a)(b)	684,400	9,273,620

Transportation Infrastructure 0.8%
Aegean Marine Petroleum Network, Inc.(c)	559,000	3,963,310

TOTAL INDUSTRIALS		150,008,017

INFORMATION TECHNOLOGY 12.9%

IT Services 2.3%
CACI International, Inc., Class A(a)(b)	184,784	11,656,175

Semiconductors & Semiconductor Equipment 7.8%
Cypress Semiconductor Corp.(b)	944,989	19,977,067
ON Semiconductor Corp.(b)	1,750,000	18,322,500

Total		38,299,567

Software 2.8%
Quest Software, Inc.(b)	600,000	13,638,000

TOTAL INFORMATION TECHNOLOGY		63,593,742

MATERIALS 4.0%

Chemicals 2.3%
Cytec Industries, Inc.(a)	15,000	857,850
Minerals Technologies, Inc.	160,000	10,606,400

Total		11,464,250

Containers & Packaging 1.7%
Owens-Illinois, Inc.(b)	325,000	8,388,250

TOTAL MATERIALS		19,852,500

Total Common Stocks
(Cost: $325,906,856)		$490,830,800

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.5%

Asset-Backed Commercial Paper 0.8%
Cancara Asset Securitisation LLC
07/13/11	0.150%	3,999,500	$3,999,500

Certificates of Deposit 4.5%
Barclays Bank PLC
09/13/11	0.310%	3,000,000	3,000,000
Commerzbank AG
07/20/11	0.220%	5,000,000	5,000,000
DZ Bank AG
07/12/11	0.200%	4,000,000	4,000,000
KBC Bank NV
07/27/11	0.280%	4,000,000	4,000,000
Lloyds Bank PLC
10/03/11	0.260%	3,000,000	3,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	3,000,000	3,000,000

Total			22,000,000

Commercial Paper 1.0%
Danske Corp.
07/11/11	0.240%	4,998,433	4,998,433

Money Market Fund 2.0%
JPMorgan Prime Money Market Fund, 0.010%(d)		10,000,000	10,000,000

Other Short-Term Obligations 1.0%
Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	3,000,000	3,000,000
Natixis Financial Products LLC
07/01/11	0.370%	2,000,000	2,000,000

Total			5,000,000

Repurchase Agreements 9.2%
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(e)
	0.120%	10,000,000	10,000,000
Pershing LLC dated 06/30/11, matures 07/01/11, repurchase price $25,000,083(e)
	0.120%	25,000,000	25,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $9,917,607(e)
	0.050%	9,917,593	$9,917,593

Total			44,917,593

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $90,915,526)			$90,915,526

Total Investments
(Cost: $416,822,382)			$581,746,326	(f)
Other Assets & Liabilities, Net			(90,401,551)

Net Assets			$491,344,775

Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 9.40% of net assets.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)
Columbia Select Smaller-Cap Value Fund

Notes to Portfolio of Investments (continued)

Pershing LLC (0.120%)
Security Description	Value
Fannie Mae Pool	$221,942
Fannie Mae REMICS	6,219,028
Fannie Mae Whole Loan	39,577
Freddie Mac Reference REMIC	595,251
Freddie Mac REMICS	15,895,449
Freddie Mac Strips	253,187
Government National Mortgage Association	2,275,566

Total Market Value of Collateral Securities	$25,500,000

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$5,781,004
Federal Home Loan Mortgage Corp	239
Freddie Mac Gold Pool	1,217,681
Freddie Mac Non Gold Pool	34,562
Freddie Mac REMICS	3,057,494
Ginnie Mae II Pool	24,965

Total Market Value of Collateral Securities	$10,115,945

(f)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$710,342	$56,560,204	$(57,270,546)	$—	$—	$1,891	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)
Columbia Select Smaller-Cap Value Fund

Notes to Portfolio of Investments (continued)

Fair Value Measurements (continued)

investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets(b)	Inputs	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$73,067,200	$—	$—	$73,067,200
Consumer Staples	40,903,400	—	—	40,903,400
Energy	35,685,650	—	—	35,685,650
Financials	56,767,750	—	—	56,767,750
Health Care	50,952,541	—	—	50,952,541
Industrials	150,008,017	—	—	150,008,017
Information Technology	63,593,742	—	—	63,593,742
Materials	19,852,500	—	—	19,852,500

Total Equity Securities	490,830,800	—	—	490,830,800

Other
Investments of Cash Collateral Received for Securities on Loan	10,000,000	80,915,526	—	90,915,526

Total Other	10,000,000	80,915,526	—	90,915,526

Total	$500,830,800	$80,915,526	$—	$581,746,326

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  29

Statement of Assets and Liabilities

	Columbia Select	Columbia Select
	Large-Cap	Smaller-Cap
June 30, 2011 (Unaudited)	Value Fund	Value Fund
Assets
Investments, at value* (identified cost $426,452,765 and $325,906,856)	$522,120,375	$490,830,800
Investment of cash collateral received for securities on loan Short-term securities (identified cost $10,000,000 and $45,997,933)	10,000,000	45,997,933
Repurchase agreements (identified cost $17,837,572 and $44,917,593)	17,837,572	44,917,593

Total investments (identified cost $454,290,337 and $416,822,382)	549,957,947	581,746,326
Receivable for:
Capital shares sold	789,122	1,373,742
Investments sold	1,649,626	1,544,307
Dividends	831,604	181,148
Interest	1,623	13,313

Total assets	553,229,922	584,858,836

Liabilities
Bank overdraft	773,817	476,904
Due upon return of securities on loan	27,837,572	90,915,526
Payable for:
Investments purchased	749,862	408,732
Capital shares purchased	1,406,206	1,457,998
Investment management fees	10,086	10,543
Distribution fees	3,891	4,714
Transfer agent fees	7,853	36,944
Administration fees	852	1,068
Plan administration fees	10	1,899
Other expenses	208,570	199,733

Total liabilities	30,998,719	93,514,061

Net assets applicable to outstanding capital stock	$522,231,203	$491,344,775

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Select	Columbia Select
	Large-Cap	Smaller-Cap
June 30, 2011 (Unaudited)	Value Fund	Value Fund
Represented by
Paid-in capital	$417,679,285	$462,079,052
Undistributed (excess of distributions over) net investment income	3,849,987	(1,987,126)
Accumulated net realized gain (loss)	5,034,321	(133,671,095)
Unrealized appreciation (depreciation) on:
Investments	95,667,610	164,923,944

Total — representing net assets applicable to outstanding capital stock	$522,231,203	$491,344,775

*Value of securities on loan	$27,245,078	$88,861,286

Net assets applicable to outstanding shares
Class A	$304,033,311	$369,337,412
Class B	$4,393,859	$25,109,394
Class C	$52,785,529	$48,868,701
Class I	$90,708,690	$25,467,489
Class R	$11,206,447	$14,286,055
Class R4	$24,064	$4,347,957
Class R5	$1,872,044	$2,389,674
Class W	$15,166,742	$—
Class Z	$42,040,517	$1,538,093
Shares outstanding
Class A	19,373,832	22,159,096
Class B	299,180	1,720,377
Class C	3,590,007	3,344,217
Class I	5,629,883	1,431,048
Class R	722,348	877,730
Class R4	1,497	245,718
Class R5	116,069	134,368
Class W	969,282	—
Class Z	2,609,967	86,537
Net asset value per share
Class A(a)	$15.69	$16.67
Class B	$14.69	$14.60
Class C	$14.70	$14.61
Class I	$16.11	$17.80
Class R	$15.51	$16.28
Class R4	$16.07	$17.69
Class R5	$16.13	$17.78
Class W	$15.65	$—
Class Z	$16.11	$17.77

(a)	The maximum offering price per share for Class A for Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund is $16.65 and $17.69, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  31

Statement of Operations

	Columbia Select	Columbia Select
	Large-Cap	Smaller-Cap
Six months ended June 30, 2011 (Unaudited)	Value Fund	Value Fund
Net investment income
Income:
Dividends	$4,487,393	$1,586,859
Dividends from affiliates	2,666	1,891
Income from securities lending — net	22,692	93,206

Total income	4,512,751	1,681,956

Expenses:
Investment management fees	1,726,357	2,092,383
Distribution fees
Class A	369,073	477,174
Class B	24,413	132,560
Class C	259,576	252,818
Class R	30,777	38,742
Class W	17,685	—
Transfer agent fees
Class A	117,961	421,127
Class B	1,845	29,487
Class C	20,499	56,220
Class R	5,174	17,293
Class R4	2	225
Class R5	143	130
Class W	6,204	—
Class Z	5,597	737
Administration fees	143,120	199,982
Plan administration fees
Class R4	30	5,157
Compensation of board members	5,170	5,410
Custodian fees	6,620	5,525
Printing and postage fees	61,040	48,410
Registration fees	66,725	55,330
Professional fees	11,216	9,446
Other	17,520	18,244

Total expenses	2,896,747	3,866,400
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(209,923)

Total net expenses	2,896,747	3,656,477

Net investment income (loss)	1,616,004	(1,974,521)

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Select	Columbia Select
	Large-Cap	Smaller-Cap
Six months ended June 30, 2011 (Unaudited)	Value Fund	Value Fund
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$4,774,055	$36,367,763

Net realized gain	4,774,055	36,367,763
Net change in unrealized appreciation (depreciation) on:
Investments	20,774,521	(13,532,143)

Net change in unrealized appreciation (depreciation)	20,774,521	(13,532,143)

Net realized and unrealized gain	25,548,576	22,835,620

Net increase in net assets resulting from operations	$27,164,580	$20,861,099

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  33

Statement of Changes in Net Assets

	Columbia Select		Columbia Select
	Large-Cap Value Fund		Smaller-Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended
	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$1,616,004	$2,227,314	$(1,974,521)	$(4,057,625)
Net realized gain	4,774,055	6,786,527	36,367,763	36,759,346
Net change in unrealized appreciation (depreciation)	20,774,521	55,134,267	(13,532,143)	63,616,464

Net increase in net assets resulting from operations	27,164,580	64,148,108	20,861,099	96,318,185

Distributions to shareholders from:
Net investment income
Class A	—	(812,977)	—	—
Class I	—	(466,897)	—	—
Class R	—	(11,034)	—	—
Class R4	—	(87)	—	—
Class R5	—	(9,593)	—	—
Class W	—	(16)	—	—
Class Z	—	(17)	—	—
Net realized gains
Class A	—	(958,823)	—	—
Class B	—	(19,393)	—	—
Class C	—	(181,125)	—	—
Class I	—	(253,138)	—	—
Class R	—	(40,460)	—	—
Class R4	—	(78)	—	—
Class R5	—	(5,407)	—	—
Class W	—	(10)	—	—
Class Z	—	(10)	—	—

Total distributions to shareholders	—	(2,759,065)	—	—

Increase (decrease) in net assets from share transactions	71,798,638	79,646,382	(21,149,527)	82,041,526

Proceeds from regulatory settlement (Note 6)	—	—	—	34,652

Total increase (decrease) in net assets	98,963,218	141,035,425	(288,428)	178,394,363
Net assets at beginning of period	423,267,985	282,232,560	491,633,203	313,238,840

Net assets at end of period	$522,231,203	$423,267,985	$491,344,775	$491,633,203

Undistributed (excess of distributions over) net investment income	$3,849,987	$2,233,983	$(1,987,126)	$(12,605)

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Select Large-Cap Value Fund
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,605,507	72,210,177	7,596,457	100,127,676
Conversions from Class B	29,759	462,589	93,314	1,213,163
Distributions reinvested	—	—	110,030	1,596,536
Redemptions	(3,750,900)	(59,237,320)	(5,789,043)	(75,885,283)

Net increase	884,366	13,435,446	2,010,758	27,052,092

Class B shares
Subscriptions	15,062	225,107	89,008	1,112,114
Distributions reinvested	—	—	1,112	15,166
Conversions to Class A	31,747	462,589	(99,134)	(1,213,163)
Redemptions	(119,604)	(1,737,354)	(125,911)	(1,546,416)

Net decrease	(72,795)	(1,049,658)	(134,925)	(1,632,299)

Class C shares
Subscriptions	544,720	8,037,370	894,998	11,161,214
Distributions reinvested	—	—	7,992	109,095
Redemptions	(440,888)	(6,484,401)	(910,139)	(11,318,508)

Net increase (decrease)	103,832	1,552,969	(7,149)	(48,199)

Class I shares
Subscriptions	1,269,835	20,530,730	3,265,826	44,461,123
Distributions reinvested	—	—	48,418	719,971
Redemptions	(481,181)	(7,690,975)	(367,179)	(5,096,247)

Net increase	788,654	12,839,755	2,947,065	40,084,847

Class R shares
Subscriptions	178,948	2,771,913	355,643	4,624,122
Distributions reinvested	—	—	872	12,535
Redemptions	(253,165)	(3,959,909)	(239,698)	(3,054,183)

Net increase (decrease)	(74,217)	(1,187,996)	116,817	1,582,474

Class R3 shares
Redemptions	—	—	(443)	(5,000)

Net decrease	—	—	(443)	(5,000)

Class R4 shares
Subscriptions	—	—	2,027	28,874
Distributions reinvested	—	—	8	117
Redemptions	(17)	(246)	(951)	(13,680)

Net increase (decrease)	(17)	(246)	1,084	15,311

Class R5 shares
Subscriptions	20,503	328,445	52,890	757,599
Distributions reinvested	—	—	419	6,243
Redemptions	(10,897)	(177,925)	(3,774)	(50,298)

Net increase	9,606	150,520	49,535	713,544

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  35

Statement of Changes in Net Assets (continued)

	Columbia Select Large-Cap Value Fund
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares
Subscriptions	273,549	4,289,723	811,518	11,942,563
Redemptions	(111,261)	(1,741,416)	(4,524)	(66,431)

Net increase	162,288	2,548,307	806,994	11,876,132

Class Z shares
Subscriptions	2,899,160	48,083,101	516	7,480
Redemptions	(289,709)	(4,573,560)	—	—

Net increase	2,609,451	43,509,541	516	7,480

Total net increase	4,411,168	71,798,638	5,790,252	79,646,382

	Columbia Select Smaller-Cap Value Fund
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	769,011	12,897,609	1,704,569	24,381,762
Fund merger	—	—	9,168,598	125,115,360
Conversions from Class B	21,488	355,930	726,520	9,600,306
Redemptions	(2,472,738)	(41,379,273)	(5,323,878)	(73,002,651)

Net increase (decrease)	(1,682,239)	(28,125,734)	6,275,809	86,094,777

Class B shares
Subscriptions	12,212	181,386	83,897	998,028
Fund merger	—	—	919,234	11,091,043
Conversions to Class A	(24,493)	(355,930)	(823,689)	(9,600,306)
Redemptions	(202,651)	(2,958,588)	(620,166)	(7,374,464)

Net decrease	(214,932)	(3,133,132)	(440,724)	(4,885,699)

Class C shares
Subscriptions	193,583	2,839,471	422,161	5,112,124
Fund merger	—	—	129,796	1,567,882
Redemptions	(528,005)	(7,693,243)	(1,049,308)	(12,720,638)

Net decrease	(334,422)	(4,853,772)	(497,351)	(6,040,632)

Class I shares
Subscriptions	998,004	17,967,804	126,829	2,058,671
Fund merger	—	—	564	8,173
Redemptions	(163,183)	(2,924,702)	(2,986)	(49,441)

Net increase	834,821	15,043,102	124,407	2,017,403

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

	Columbia Select Smaller-Cap Value Fund
	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class R shares
Subscriptions	213,589	3,478,601	536,054	6,985,236
Redemptions	(343,087)	(5,582,493)	(401,284)	(5,260,479)

Net increase (decrease)	(129,498)	(2,103,892)	134,770	1,724,757

Class R3 shares
Redemptions	—	—	(450)	(7,408)

Net (decrease)	—	—	(450)	(7,408)

Class R4 shares
Subscriptions	65,305	1,159,353	30,001	446,844
Fund merger	—	—	205,574	2,971,903
Redemptions	(32,121)	(569,866)	(26,163)	(400,299)

Net increase	33,184	589,487	209,412	3,018,448

Class R5 shares
Subscriptions	270	4,869	690	10,089
Redemptions	(484)	(8,803)	(1,482)	(21,910)

Net (decrease)	(214)	(3,934)	(792)	(11,821)

Class Z shares
Subscriptions	90,855	1,655,888	7,823	131,701
Redemptions	(12,141)	(217,540)	—	—

Net increase	78,714	1,438,348	7,823	131,701

Total net increase (decrease)	(1,414,586)	(21,149,527)	5,812,904	82,041,526

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  37

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009		2008	2007		2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$14.70		$12.31	$9.77		$15.73	$14.43		$12.79

Income from investment operations:
Net investment income	0.05		0.09	0.10		0.10	0.04		0.05
Net realized and unrealized gain (loss) on investments	0.94		2.39	2.45		(5.96)	1.26		1.60

Total from investment operations	0.99		2.48	2.55		(5.86)	1.30		1.65

Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.01)		(0.08)	(0.00	)(a)	(0.01)
Net realized gains	—		(0.05)	(0.00	)(a)	(0.02)	—		—

Total distributions to shareholders	—		(0.09)	(0.01)		(0.10)	(0.00	)(a)	(0.01)

Net asset value, end of period	$15.69		$14.70	$12.31		$9.77	$15.73		$14.43

Total return	6.73%		20.21%	26.07%		(37.20% )	9.03%		12.92%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	1.37%	1.61%		1.61%	1.51%		1.54%

Net expenses after fees waived or expenses reimbursed(d)	1.18%	(c)	1.37%	1.61%		1.61%	1.51%		1.54%

Net investment income	0.70%	(c)	0.66%	0.87%		0.72%	0.29%		0.40%

Supplemental data
Net assets, end of period (in thousands)	$304,033		$271,885	$202,826		$83,148	$148,242		$136,583

Portfolio turnover	5%		12%	24%		28%	18%		30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009		2008	2007		2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$13.81		$11.62	$9.29		$14.96	$13.82		$12.33

Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.01)	(0.01)		(0.01)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments	0.88		2.25	2.34		(5.63)	1.21		1.54

Total from investment operations	0.88		2.24	2.33		(5.64)	1.14		1.49

Less distributions to shareholders from:
Net investment income	—		—	—		(0.01)	—		—
Net realized gains	—		(0.05)	(0.00	)(a)	(0.02)	—		—

Total distributions to shareholders	—		(0.05)	(0.00	)(a)	(0.03)	—		—

Net asset value, end of period	$14.69		$13.81	$11.62		$9.29	$14.96		$13.82

Total return	6.37%		19.30%	25.10%		(37.68% )	8.25%		12.08%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.93%	(c)	2.14%	2.54%		2.37%	2.26%		2.29%

Net expenses after fees waived or expenses reimbursed(d)	1.93%	(c)	2.14%	2.54%		2.37%	2.26%		2.29%

Net investment loss	(0.07%	)(c)	(0.10% )	(0.08%	)	(0.04% )	(0.47%	)	(0.35%	)

Supplemental data
Net assets, end of period (in thousands)	$4,394		$5,138	$5,890		$8,756	$26,191		$37,050

Portfolio turnover	5%		12%	24%		28%	18%		30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  39

Financial Highlights (continued)

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009		2008	2007		2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$13.83		$11.63	$9.30		$14.95	$13.82		$12.32

Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.01)	(0.01)		(0.01)	(0.07)		(0.05)

Net realized and unrealized gain (loss) on investments	0.87		2.26	2.34		(5.61)	1.20		1.55

Total from investment operations	0.87		2.25	2.33		(5.62)	1.13		1.50

Less distributions to shareholders from:
Net investment income	—		—	—		(0.01)	—		—
Net realized gains	—		(0.05)	(0.00	)(a)	(0.02)	—		—

Total distributions to shareholders	—		(0.05)	(0.00	)(a)	(0.03)	—		—

Net asset value, end of period	$14.70		$13.83	$11.63		$9.30	$14.95		$13.82

Total return	6.29%		19.37%	25.07%		(37.58% )	8.18%		12.18%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.93%	(c)	2.13%	2.51%		2.37%	2.26%		2.29%

Net expenses after fees waived or expenses reimbursed(d)	1.93%	(c)	2.13%	2.51%		2.37%	2.26%		2.29%

Net investment loss	(0.06%	)(c)	(0.09% )	(0.05%	)	(0.04% )	(0.47%	)	(0.35%	)

Supplemental data
Net assets, end of period (in thousands)	$52,786		$48,210	$40,630		$38,423	$34,424		$35,820

Portfolio turnover	5%		12%	24%		28%	18%		30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009(e)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$15.07		$12.60	$11.64

Income from investment operations:
Net investment income	0.08		0.15	0.08
Net realized and unrealized gain on investments	0.96		2.47	0.90

Total from investment operations	1.04		2.62	0.98

Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.02)
Net realized gains	—		(0.05)	(0.00	)(a)

Total distributions to shareholders	—		(0.15)	(0.02)

Net asset value, end of period	$16.11		$15.07	$12.60

Total return	6.90%		20.80%	8.41%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.85%	(c)	0.92%	0.89%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.85%	(c)	0.92%	0.89%	(c)

Net investment income	1.03%	(c)	1.13%	1.66%	(c)

Supplemental data
Net assets, end of period (in thousands)	$90,709		$72,971	$23,870

Portfolio turnover	5%		12%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  41

Financial Highlights (continued)

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009		2008	2007		2006
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$14.55		$12.19	$9.70		$15.63	$14.38		$12.76

Income from investment operations:
Net investment income	0.03		0.05	0.04		0.06	0.00	(a)	0.02
Net realized and unrealized gain (loss) on investments	0.93		2.37	2.45		(5.91)	1.25		1.60

Total from investment operations	0.96		2.42	2.49		(5.85)	1.25		1.62

Less distributions to shareholders from:
Net investment income	—		(0.01)	—		(0.06)	—		—
Net realized gains	—		(0.05)	(0.00	)(a)	(0.02)	—		—

Total distributions to shareholders	—		(0.06)	(0.00	)(a)	(0.08)	—		—

Net asset value, end of period	$15.51		$14.55	$12.19		$9.70	$15.63		$14.38

Total return	6.60%		19.91%	25.69%		(37.41% )	8.69%		12.70%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.44%	(c)	1.66%	2.04%		1.87%	1.76%		1.79%

Net expenses after fees waived or expenses reimbursed(d)	1.44%	(c)	1.66%	2.04%		1.87%	1.76%		1.79%

Net investment income	0.42%	(c)	0.38%	0.41%		0.46%	0.03%		0.15%

Supplemental data
Net assets, end of period (in thousands)	$11,206		$11,594	$8,288		$6,476	$7,601		$2,506

Portfolio turnover	5%		12%	24%		28%	18%		30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec 31,
	2011		2010	2009(e)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$15.06		$12.59	$11.64

Income from investment operations:
Net investment income	0.06		0.11	0.07
Net realized and unrealized gain on investments	0.95		2.47	0.89

Total from investment operations	1.01		2.58	0.96

Less distributions to shareholders from:
Net investment income	—		(0.06)	(0.01)
Net realized gains	—		(0.05)	(0.00	)(a)

Total distributions to shareholders	—		(0.11)	(0.01)

Net asset value, end of period	$16.07		$15.06	$12.59

Total return	6.71%		20.50%	8.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.12%	(c)	1.21%	1.21%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.12%	(c)	1.21%	1.21%	(c)

Net investment income	0.76%	(c)	0.83%	1.34%	(c)

Supplemental data
Net assets, end of period (in thousands)	$24		$23	$5

Portfolio turnover	5%		12%	24%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  43

Financial Highlights (continued)

Columbia Select Large-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010	2009		2008	2007	2006
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$15.09		$12.62	$9.96		$16.04	$14.64	$12.96

Income from investment operations:
Net investment income	0.08		0.15	0.11		0.18	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.96		2.46	2.55		(6.10)	1.28	1.64

Total from investment operations	1.04		2.61	2.66		(5.92)	1.41	1.77

Less distributions to shareholders from:
Net investment income	—		(0.09)	—		(0.14)	(0.01)	(0.09)
Net realized gains	—		(0.05)	(0.00	)(a)	(0.02)	—	—

Total distributions to shareholders	—		(0.14)	(0.00	)(a)	(0.16)	(0.01)	(0.09)

Net asset value, end of period	$16.13		$15.09	$12.62		$9.96	$16.04	$14.64

Total return	6.89%		20.73%	26.72%		(36.84% )	9.62%	13.66%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87%	(c)	0.98%	1.48%		0.98%	0.95%	0.97%

Net expenses after fees waived or expenses reimbursed(d)	0.87%	(c)	0.98%	1.48%		0.98%	0.95%	0.97%

Net investment income	1.01%	(c)	1.09%	1.10%		1.35%	0.85%	0.97%

Supplemental data
Net assets, end of period (in thousands)	$1,872		$1,606	$718		$10,454	$15,470	$13,258

Portfolio turnover	5%		12%	24%		28%	18%	30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund

	Six months		Year ended
	ended June 30,		Dec 31,
	2011		2010(f)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$14.66		$13.12

Income from investment operations:
Net investment income	0.05		(0.00	)(a)
Net realized and unrealized gain on investments	0.94		1.68

Total from investment operations	0.99		1.68

Less distributions to shareholders from:
Net investment income	—		(0.09)
Net realized gains	—		(0.05)

Total distributions to shareholders	—		(0.14)

Net asset value, end of period	$15.65		$14.66

Total return	6.75%		12.80%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.19%	(c)	2.30%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.19%	(c)	2.30%	(c)

Net investment income (loss)	0.70%	(c)	(0.11%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$15,167		$11,833

Portfolio turnover	5%		12%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  45

Financial Highlights (continued)

Columbia Select Large-Cap Value Fund

	Six months		Year ended
	ended June 30,		Dec 31,
	2011		2010(f)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$15.07		$13.48

Income from investment operations:
Net investment income	0.10		0.03
Net realized and unrealized gain on investments	0.94		1.70

Total from investment operations	1.04		1.73

Less distributions to shareholders from:
Net investment income	—		(0.09)
Net realized gains	—		(0.05)

Total distributions to shareholders	—		(0.14)

Net asset value, end of period	$16.11		$15.07

Total return	6.90%		12.88%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.95%	(c)	1.11%	(c)

Net expenses after fees waived or expenses reimbursed(d)	0.95%	(c)	1.11%	(c)

Net investment income	1.32%	(c)	0.87%	(c)

Supplemental data
Net assets, end of period (in thousands)	$42,041		$8

Portfolio turnover	5%		12%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(e)	For the period from August 3, 2009 (when shares became available) to December 31, 2009.
(f)	For the period from September 27, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Financial Highlights
Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$15.97		$12.59		$9.23		$15.92	$17.67	$15.82

Income from investment operations:
Net investment loss	(0.06)		(0.11)		(0.12)		(0.17)	(0.21)	(0.22)
Net realized and unrealized gain (loss) on investments	0.76		3.49		3.48		(6.33)	1.43	3.51

Total from investment operations	0.70		3.38		3.36		(6.50)	1.22	3.29

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.19)	(2.97)	(1.44)

Proceeds from regulatory settlement	—		0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$16.67		$15.97		$12.59		$9.23	$15.92	$17.67

Total return	4.38%		26.85%	(b)	36.40%	(c)	(41.19% )	6.26%	21.38%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.44%	(e)	1.66%		2.00%		1.89%	1.71%	1.74%

Net expenses after fees waived or expenses reimbursed(f)	1.36%	(e)	1.33%		1.69%		1.89%	1.71%	1.74%

Net investment loss	(0.69%	)(e)	(0.84%	)	(1.12%	)	(1.30% )	(1.17% )	(1.27% )

Supplemental data
Net assets, end of period (in thousands)	$369,337		$380,848		$221,181		$66,415	$155,045	$168,326

Portfolio turnover	16%		5%		7%		16%	27%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  47

Financial Highlights (continued)

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$14.04		$11.15		$8.23		$14.34	$16.30	$14.79

Income from investment operations:
Net investment loss	(0.11)		(0.19)		(0.18)		(0.24)	(0.32)	(0.32)
Net realized and unrealized gain (loss) on investments	0.67		3.08		3.10		(5.68)	1.33	3.27

Total from investment operations	0.56		2.89		2.92		(5.92)	1.01	2.95

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.19)	(2.97)	(1.44)

Proceeds from regulatory settlement	—		0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$14.60		$14.04		$11.15		$8.23	$14.34	$16.30

Total return	3.99%		25.92%	(b)	35.48%	(c)	(41.68% )	5.47%	20.56%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	2.20%	(e)	2.43%		2.77%		2.64%	2.46%	2.48%

Net expenses after fees waived or expenses reimbursed(f)	2.11%	(e)	2.10%		2.46%		2.64%	2.46%	2.48%

Net investment loss	(1.45%	)(e)	(1.62%	)	(1.88%	)	(2.05% )	(1.92% )	(2.02% )

Supplemental data
Net assets, end of period (in thousands)	$25,109		$27,172		$26,500		$8,483	$26,802	$40,562

Portfolio turnover	16%		5%		7%		16%	27%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$14.06		$11.17		$8.24		$14.34	$16.30	$14.80

Income from investment operations:
Net investment loss	(0.11)		(0.19)		(0.19)		(0.23)	(0.32)	(0.32)
Net realized and unrealized gain (loss) on investments	0.66		3.08		3.12		(5.68)	1.33	3.26

Total from investment operations	0.55		2.89		2.93		(5.91)	1.01	2.94

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.19)	(2.97)	(1.44)

Proceeds from regulatory settlement	—		0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$14.61		$14.06		$11.17		$8.24	$14.34	$16.30

Total return	3.91%		25.87%	(b)	35.56%	(c)	(41.61% )	5.47%	20.48%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	2.20%	(e)	2.42%		2.90%		2.63%	2.46%	2.48%

Net expenses after fees waived or expenses reimbursed(f)	2.11%	(e)	2.09%		2.67%		2.63%	2.46%	2.48%

Net investment loss	(1.44%	)(e)	(1.60%	)	(2.10%	)	(2.05% )	(1.92% )	(2.02% )

Supplemental data
Net assets, end of period (in thousands)	$48,869		$51,712		$46,626		$37,217	$32,206	$35,549

Portfolio turnover	16%		5%		7%		16%	27%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  49

Financial Highlights (continued)

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009(g)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$17.02		$13.35		$11.86

Income from investment operations:
Net investment income (loss)	(0.01)		(0.05)		(0.01)
Net realized and unrealized gain on investments	0.79		3.72		1.50

Total from investment operations	0.78		3.67		1.49

Proceeds from regulatory settlement	—		0.00	(a)	—

Net asset value, end of period	$17.80		$17.02		$13.35

Total return	4.58%		27.49%	(b)	12.56%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.95%	(e)	1.09%		1.14%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.91%	(e)	0.88%		0.88%	(e)

Net investment income (loss)	(0.16%	)(e)	(0.38%	)	(0.23%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$25,467		$10,145		$6,300

Portfolio turnover	16%		5%		7%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

50  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$15.62		$12.35		$9.08		$15.70	$17.53	$15.72

Income from investment operations:
Net investment loss	(0.08)		(0.16)		(0.16)		(0.19)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	0.74		3.43		3.43		(6.24)	1.39	3.51

Total from investment operations	0.66		3.27		3.27		(6.43)	1.14	3.25

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.19)	(2.97)	(1.44)

Proceeds from regulatory settlement	—		0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$16.28		$15.62		$12.35		$9.08	$15.70	$17.53

Total return	4.22%		26.48%	(b)	36.01%	(c)	(41.32% )	5.83%	21.27%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.70%	(e)	1.87%		2.19%		2.14%	1.96%	1.99%

Net expenses after fees waived or expenses reimbursed(f)	1.63%	(e)	1.66%		2.19%		2.14%	1.96%	1.99%

Net investment loss	(0.96%	)(e)	(1.16%	)	(1.62%	)	(1.55% )	(1.42% )	(1.52% )

Supplemental data
Net assets, end of period (in thousands)	$14,286		$15,733		$10,778		$8,537	$11,311	$4,448

Portfolio turnover	16%		5%		7%		16%	27%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  51

Financial Highlights (continued)

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009(g)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$16.94		$13.34		$11.86

Income from investment operations:
Net investment income (loss)	(0.04)		(0.10)		(0.03)
Net realized and unrealized gain on investments	0.79		3.70		1.51

Total from investment operations	0.75		3.60		1.48

Proceeds from regulatory settlement	—		0.00	(a)	—

Net asset value, end of period	$17.69		$16.94		$13.34

Total return	4.43%		26.99%	(b)	12.48%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.23%	(e)	1.39%		1.43%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.17%	(e)	1.18%		1.18%	(e)

Net investment income (loss)	(0.49%	)(e)	(0.69%	)	(0.58%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$4,348		$3,601		$42

Portfolio turnover	16%		5%		7%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

52  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Smaller-Cap Value Fund

	Six months
	ended June 30,		Year ended Dec. 31,
	2011		2010		2009		2008	2007	2006
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$17.01		$13.35		$9.72		$16.65	$18.26	$16.21

Income from investment operations:
Net investment loss	(0.02)		(0.06)		(0.09)		(0.08)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.79		3.72		3.72		(6.66)	1.48	3.61

Total from investment operations	0.77		3.66		3.63		(6.74)	1.36	3.49

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.19)	(2.97)	(1.44)

Proceeds from regulatory settlement	—		0.00	(a)	0.00	(a)	—	—	—

Net asset value, end of period	$17.78		$17.01		$13.35		$9.72	$16.65	$18.26

Total return	4.53%		27.42%	(b)	37.35%	(c)	(40.82% )	6.85%	22.11%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.98%	(e)	1.14%		1.51%		1.19%	1.15%	1.18%

Net expenses after fees waived or expenses reimbursed(f)	0.91%	(e)	0.93%		1.46%		1.19%	1.15%	1.18%

Net investment loss	(0.24%	)(e)	(0.44%	)	(0.88%	)	(0.61% )	(0.61% )	(0.71% )

Supplemental data
Net assets, end of period (in thousands)	$2,390		$2,289		$1,808		$7,405	$11,322	$10,201

Portfolio turnover	16%		5%		7%		16%	27%	35%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  53

Financial Highlights (continued)

Columbia Select Smaller-Cap Value Fund

	Six months		Year ended
	ended June 30,		Dec. 31,
	2011		2010(h)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$17.01		$14.61

Income from investment operations:
Net investment income (loss)	(0.03)		(0.01)
Net realized and unrealized gain on investments	0.79		2.41

Total from investment operations	0.76		2.40

Net asset value, end of period	$17.77		$17.01

Total return	4.47%		16.43%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.18%	(e)	1.55%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.16%	(e)	1.02%	(e)

Net investment loss	(0.38%	)(e)	(0.34%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$1,538		$133

Portfolio turnover	16%		5%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended December 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended December 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses.
(g)	For the period from August 3, 2009 (when shares became available) to December 31, 2009.
(h)	For the period from September 27, 2010 (when shares became available) to December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

54  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each a Fund and collectively, the Funds): Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund. Each Fund currently operates as a diversified fund. Effective March 7, 2011, each Fund, formerly a series of Seligman Value Fund Series, Inc., a Maryland corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees (the Board). The Funds offer Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, and Class Z shares. Columbia Select Large-Cap Value Fund also offers Class W shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Funds no longer accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  55

Notes to Financial Statements (continued)

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

56  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  57

Notes to Financial Statements (continued)

unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
Each Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Funds, through their custodian, receive delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while each Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to each Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to each Fund are charged to each Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and

58  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

unrealized gains (losses) are allocated to each class of the Funds on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Funds may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. Each Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  59

Notes to Financial Statements (continued)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective March 1, 2011, the management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets that declines from 0.71% to 0.54% for Columbia Select Large-Cap Value Fund and from 0.79% to 0.70% for Columbia Select Smaller-Cap Value Fund as the Fund’s net assets increase. Prior to March 1, 2011, the rates were an annual fee that declined from 0.755% to 0.565% for Columbia Select Large-Cap Value Fund and from 0.935% to 0.745% for Columbia Select Smaller-Cap Value Fund. The management fee for the six months ended June 30, 2011 was 0.72% for Columbia Select Large-Cap Value Fund and 0.84% for Columbia Select Smaller-Cap Value Fund of each Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Funds pay the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% for Columbia Select Large-Cap Value Fund and from 0.08% to 0.05% for Columbia Select Smaller-Cap Value Fund as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.06% for Columbia Select Large-Cap Value Fund and 0.08% for Columbia Select Smaller-Cap Value Fund of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Funds as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Funds or certain other funds managed by the Investment Manager. Each Fund’s liability for these amounts is

60  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

Transfer Agent Fees
Under the Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of the Funds’ shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agent fees.

For the six months ended June 30, 2011, the Funds’ transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R5	Class W	Class Z
Columbia Select Large-Cap Value Fund	0.08%	0.08%	0.08%	0.08%	0.01%	0.02%	0.09%	0.08%
Columbia Select Smaller-Cap Value Fund	0.22%	0.22%	0.22%	0.22%	0.01%	0.01%	N/A	0.22%

Each Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2011, the total potential future obligation over the life of the Guaranty is $180,042 and $157,684 for Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund, respectively. The liability remaining at June 30, 2011 for non-

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  61

Notes to Financial Statements (continued)

recurring charges associated with the lease amounted to $118,382 and $103,663 for Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund, respectively, and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
Each Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Additionally, Columbia Select Large-Cap Value Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

Fund	Class A	Class B
Columbia Select Large-Cap Value Fund	$88,000	$2,986,000
Columbia Select Smaller-Cap Value Fund	631,000	2,773,000

These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

62  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended June 30, 2011, are as follows:

Fund	Class A	Class B	Class C
Columbia Select Large-Cap Value Fund	$70,736	$2,912	$1,519
Columbia Select Smaller-Cap Value Fund	133,251	6,623	531

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for Columbia Select Large-Cap Value Fund, through February 29, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.87
Class R	1.51
Class R4	1.17
Class R5	0.92
Class W	1.26
Class Z	1.01

Prior to March 1, 2011, Columbia Select Large-Cap Value Fund did not have any contractual waivers.

Effective April 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for Columbia Select Smaller-Cap Value Fund, through February 29, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  63

Notes to Financial Statements (continued)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.45%
Class B	2.20
Class C	2.20
Class I	1.00
Class R	1.70
Class R4	1.30
Class R5	1.05
Class Z	1.20

Prior to April 1, 2011, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for Columbia Select Smaller-Cap Value Fund, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.33%
Class B	2.10
Class C	2.09
Class I	0.88
Class R	1.68
Class R4	1.18
Class R5	0.93
Class Z	1.08

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

64  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the approximate cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was approximately:

		Gross	Gross	Net
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	depreciation	(depreciation)
Columbia Select Large-Cap Value Fund	$454,290,000	$108,043,000	$(12,375,000)	$95,668,000
Columbia Select Smaller-Cap Value Fund	416,822,000	177,967,000	(13,043,000)	164,924,000

The following capital loss carryforward for Columbia Select Smaller-Cap Value Fund, determined as of December 31, 2010 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$16,240,577
2016	119,073,494
2017	43,450,300

Total	$178,764,371

Columbia Select Smaller-Cap Value Fund acquired $51,862,379 of capital loss carryforward in connection with the RiverSource Partners Small Cap Equity Fund merger (Note 11). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital losses carryforward may be limited by the Internal Revenue Code.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  65

Notes to Financial Statements (continued)

Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of investments in underlying affiliated funds, for each Fund aggregated to:

Fund	Purchases	Proceeds
Columbia Select Large-Cap Value Fund	$98,754,090	$24,640,491
Columbia Select Smaller-Cap Value Fund	81,244,763	97,727,043

Note 6. Regulatory Settlements

During the year ended December 31, 2010, Columbia Select Smaller-Cap Value Fund received $34,652 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

Note 7. Lending of Portfolio Securities

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Funds’ Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011,

66  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

the value of the securities on loan and values of the cash collateral received as collateral was as follows:

	Securities	Cash collateral
Fund	value	value
Columbia Select Large-Cap Value Fund	$27,245,078	$27,837,572
Columbia Select Smaller-Cap Value Fund	88,861,286	90,915,526

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Funds in connection with the securities lending program. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Funds continue to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

Each Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by each Fund and other affiliated funds. The income earned by the Funds from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of each Fund’s Class I shares.

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Notes to Financial Statements (continued)

Note 10. Line of Credit

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, each Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Funds had no borrowings during the six months ended June 30, 2011.

Note 11. Fund Merger

At the close of business on March 26, 2010, Columbia Select Smaller-Cap Value Fund (Smaller-Cap Value Fund) acquired the assets and assumed the identified liabilities of RiverSource Partners Small Cap Equity Fund (Partners Small Cap Equity Fund). The merger was completed after shareholders of the acquired fund approved the plan on March 10, 2010.

68  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

The aggregate net assets of Smaller-Cap Value Fund immediately before the acquisition were $326,732,292 and the combined net assets immediately after the acquisition were $467,486,653.

The acquisition was accomplished by a tax-free exchange of 30,331,428 shares of Partners Small Cap Equity Fund valued at $140,754,361 (including $56,018,774 of unrealized appreciation).

In exchange for Partners Small Cap Equity Fund shares, Smaller-Cap Value Fund issued the following number of shares:

Shares
Class A	9,168,598
Class B	919,234
Class C	129,796
Class I	564
Class R4	205,574

For financial reporting purposes, net assets received and shares issued by Smaller-Cap Value Fund were recorded at fair value; however, Partners Small Cap Equity Fund’s cost of investments was carried forward to align ongoing reporting of Smaller-Cap Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Smaller-Cap Value Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Partners Small Cap Equity Fund that have been included in the combined Fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on January 1, 2010, Smaller-Cap Value Fund’s pro-forma net investment loss, net gain on investments, and net increase in net assets from operations for the year ended December 31, 2010 would have been $(4.4) million, $38.2 million and $121.6 million, respectively.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  69

Notes to Financial Statements (continued)

Note 13. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was

70  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  71

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 1: To elect directors to the Board.*

		Shares	Shares		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	35,564,981.367	1,460,635.091	0.000	0.000
02	Edward J. Boudreau, Jr.	35,538,781.642	1,486,834.816	0.000	0.000
03	Pamela G. Carlton	35,564,166.280	1,461,450.178	0.000	0.000
04	William P. Carmichael	35,536,110.996	1,489,505.462	0.000	0.000
05	Patricia M. Flynn	35,588,970.252	1,436,646.206	0.000	0.000
06	William A. Hawkins	35,541,064.910	1,484,551.548	0.000	0.000
07	R. Glenn Hilliard	35,468,627.326	1,556,989.132	0.000	0.000
08	Stephen R. Lewis, Jr.	35,538,367.265	1,487,249.193	0.000	0.000
09	John F. Maher	35,564,405.277	1,461,211.181	0.000	0.000
10	John J. Nagorniak	35,534,081.203	1,491,535.255	0.000	0.000
11	Catherine James Paglia	35,588,819.677	1,436,796.781	0.000	0.000
12	Leroy C. Richie	35,561,198.140	1,464,418.318	0.000	0.000
13	Anthony M. Santomero	35,547,972.434	1,477,644.024	0.000	0.000
14	Minor M. Shaw	35,551,095.132	1,474,521.326	0.000	0.000
15	Alison Taunton-Rigby	35,567,965.890	1,457,650.568	0.000	0.000
16	William F. Truscott	35,545,572.715	1,480,043.743	0.000	0.000

*	All shares of Columbia Select-Large Cap Value Fund and Columbia Select Smaller-Cap Value Fund are voted together as a single class for the election of directors.

72  COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT

Columbia Select Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

	Shares	Shares		Broker
	Voted “For”	Voted “Against”	Abstentions	Non-Votes
Columbia Select Large-Cap Value Fund	12,913,729.015	319,594.715	373,906.269	3,160,096.000
Columbia Select Smaller-Cap Value Fund	16,753,581.142	847,603.398	654,527.919	2,002,578.000

Proposal 3: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.*

	Shares	Shares		Broker
	Voted “For”	Voted “Against”	Abstentions	Non-Votes
Columbia Select Smaller-Cap Value Fund	15,553,629.692	1,959,777.059	742,297.708	2,002,586.000

*	Proposal 3 was adjourned for Columbia Select Large-Cap Value Fund to a meeting scheduled on February 28, 2011 to provide additional time for further solicitation of this proposal.

Columbia Select Large-Cap Value Fund

Special Meeting of Shareholders held on February 28, 2011
(Unaudited)

A brief description of the proposal voted upon at the adjourned meeting and the votes cast for or against, as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.

	Shares	Shares		Broker
	Voted “For”	Voted “Against”	Abstentions	Non-Votes
Columbia Select Large-Cap Value Fund	11,372,628.362	2,960,388.231	460,221.501	2,085,459.000

COLUMBIA SELECT VALUE FUNDS — 2011 SEMIANNUAL REPORT  73

Columbia Select Value Funds
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9947 D (8/11)

Semiannual Report

Columbia Seligman
Communications and Information Fund

Semiannual Report for the Period Ended
June 30, 2011

Columbia Seligman Communications and Information Fund seeks to provide shareholders with capital gain.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expense Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	21

Statement of Operations	23

Statement of Changes in Net Assets	25

Financial Highlights	27

Notes to Financial Statements	36

Proxy Voting	52

Results of Meetings of Shareholders	52

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	Columbia Seligman Communications and Information Fund (the Fund) Class A shares rose 3.35% (excluding sales charge) for the six months ended June 30, 2011.

>	The Fund outperformed its benchmark, the S&P North American Technology Sector Index, which gained 3.02% during the same six-month period.

>	The Fund underperformed its peer group, as represented by the Lipper Science & Technology Funds Index, which increased 5.00% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Seligman Communications and Information Fund Class A (excluding sales charge)	+3.35%	+30.95%	+9.46%	+10.11%	+5.28%

S&P North American Technology Sector Index(1)	+3.02%	+29.52%	+6.90%	+7.61%	+1.29%

Lipper Science & Technology Funds Index(2)	+5.00%	+33.81%	+7.68%	+6.99%	+1.05%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The S&P North American Technology Sector Index (the “NATS Index”), an unmanaged benchmark, is a modified capitalization-weighted index based on a universe of technology related stocks. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Science & Technology Funds Index includes the 30 largest science and technology funds tracked by Lipper Inc. The Lipper Index’s returns include net reinvested dividends.

4  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at June 30, 2011
Since
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Inception**
Class A (inception 6/23/83)	+3.35%	+30.95%	+9.46%	+10.11%	+5.28%	N/A

Class B (inception 4/22/96)	+3.02%	+30.01%	+8.65%	+9.29%	+4.48%	N/A

Class C (inception 5/27/99)	+2.99%	+29.99%	+8.65%	+9.29%	+4.49%	N/A

Class I (inception 8/03/09)	+3.56%	+31.45%	N/A	N/A	N/A	+19.38%

Class R (inception 4/30/03)	+3.25%	+30.59%	+9.13%	+9.79%	N/A	+12.47%

Class R3 (inception 8/03/09)	+3.28%	+30.71%	N/A	N/A	N/A	+18.74%

Class R4 (inception 8/03/09)	+3.40%	+31.04%	N/A	N/A	N/A	+19.02%

Class R5 (inception 11/30/01)	+3.52%	+31.37%	+9.89%	+10.57%	N/A	+7.36%

Class Z (inception 9/27/10)	+3.56%	N/A	N/A	N/A	N/A	+16.00%*

With sales charge
Class A (inception 6/23/83)	-2.59%	+23.42%	+7.32%	+8.81%	+4.65%	N/A

Class B (inception 4/22/96)	-1.98%	+25.01%	+7.80%	+9.00%	+4.48%	N/A

Class C (inception 5/27/99)	+1.99%	+28.99%	+8.65%	+9.29%	+4.49%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at June 30, 2011)

Consumer Discretionary	1.7%

Health Care	1.8

Industrials	0.5

Information Technology	94.8

Utilities	0.1

Other(2)	1.1

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2011)

Synopsys, Inc.	6.8%

Symantec Corp.	5.8

NetApp, Inc.	4.8

Intel Corp.	4.6

Amdocs Ltd.	4.5

KLA-Tencor Corp.	4.5

BMC Software, Inc.	4.5

ASML Holding NV	4.4

QUALCOMM, Inc.	4.3

Apple, Inc.	4.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  7

Fund Expense Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class A

Actual(b)	$1,000	$1,033.50	$6.40	1.27%

Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.36	1.27%

Class B

Actual(b)	$1,000	$1,030.20	$10.17	2.02%

Hypothetical (5% return before expenses)	$1,000	$1,014.78	$10.09	2.02%

Class C

Actual(b)	$1,000	$1,029.90	$10.17	2.02%

Hypothetical (5% return before expenses)	$1,000	$1,014.78	$10.09	2.02%

Class I

Actual(b)	$1,000	$1,035.60	$4.54	.90%

Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51	.90%

Class R

Actual(b)	$1,000	$1,032.50	$7.66	1.52%

Hypothetical (5% return before expenses)	$1,000	$1,017.26	$7.60	1.52%

Class R3

Actual(b)	$1,000	$1,032.80	$7.41	1.47%

Hypothetical (5% return before expenses)	$1,000	$1,017.50	$7.35	1.47%

Class R4

Actual(b)	$1,000	$1,034.00	$6.10	1.21%

Hypothetical (5% return before expenses)	$1,000	$1,018.79	$6.06	1.21%

Class R5

Actual(b)	$1,000	$1,035.20	$4.79	.95%

Hypothetical (5% return before expenses)	$1,000	$1,020.08	$4.76	.95%

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  9

Fund Expense Example (continued)

	Beginning	Ending	Expenses
	account value	account value	paid during	Annualized
	Jan. 1, 2011	June 30, 2011	the period(a)	expense ratio
Class Z

Actual(b)	$1,000	$1,035.60	$5.30	1.05%

Hypothetical (5% return before expenses)	$1,000	$1,019.59	$5.26	1.05%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended June 30, 2011: +3.35% for Class A, +3.02% for Class B, +2.99% for Class C, +3.56% for Class I, +3.25% for Class R, +3.28% for Class R3, +3.40% for Class R4, +3.52% for Class R5 and +3.56% for Class Z.

10  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Seligman Communications and Information Fund
June 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%

CONSUMER DISCRETIONARY 1.7%

Internet & Catalog Retail 0.4%
Amazon.com, Inc.(a)	91,500	$18,710,835

Media 1.3%
Virgin Media, Inc.(b)	837,400	25,063,382
Walt Disney Co. (The)	689,900	26,933,696

Total		51,997,078

TOTAL CONSUMER DISCRECTIONARY		70,707,913

HEALTH CARE 1.8%

Health Care Equipment & Supplies 1.1%
Olympus Corp.(c)	757,600	25,562,988
Sirona Dental Systems, Inc.(a)	395,100	20,979,810

Total		46,542,798

Pharmaceuticals 0.7%
Hospira, Inc.(a)(b)	489,400	27,729,404

TOTAL HEALTH CARE		74,272,202

INDUSTRIALS 0.5%

Electrical Equipment 0.5%
Nidec Corp.(b)(c)	218,300	20,380,553

TOTAL INDUSTRIALS		20,380,553

INFORMATION TECHNOLOGY 95.6%

Communications Equipment 4.3%
Nortel Networks Corp.(a)(c)	819	41
QUALCOMM, Inc.	3,090,984	175,536,981

Total		175,537,022

Computers & Peripherals 16.6%
Apple, Inc.(a)	517,500	173,709,225
Electronics for Imaging, Inc.(a)(b)(d)	4,727,400	81,405,828
EMC Corp.(a)(b)	1,953,200	53,810,660
Hewlett-Packard Co.	4,136,802	150,579,593
NetApp, Inc.(a)(b)	3,715,700	196,114,646
Toshiba Corp.(c)	3,861,600	20,359,691

Total		675,979,643

Electronic Equipment, Instruments & Components 2.7%
Avnet, Inc.(a)	2,262,600	72,131,688
Elster Group SE, ADR(a)(b)(c)	179,671	2,943,011
Jabil Circuit, Inc.	1,674,300	33,820,860

Total		108,895,559

Internet Software & Services 1.0%
WebMD Health Corp.(a)	439,300	20,023,294
Yandex NV, Series A(a)(b)(c)	610,484	21,678,287

Total		41,701,581

IT Services 6.7%
Amdocs Ltd.(a)(c)	5,989,986	182,035,674
Rolta India Ltd.(c)	2,927,900	8,464,013
VeriFone Systems, Inc.(a)(b)	548,800	24,339,280
Visa, Inc., Class A	665,200	56,049,752

Total		270,888,719

Office Electronics 2.5%
Xerox Corp.	9,766,200	101,666,142

Semiconductors & Semiconductor Equipment 24.2%
Advanced Micro Devices, Inc.(a)(b)	16,647,245	116,364,243
Altera Corp.	269,500	12,491,325
Amkor Technology, Inc.(a)(b)	4,190,970	25,858,285
Analog Devices, Inc.(b)	293,800	11,499,332
ASML Holding NV(c)	4,860,800	179,655,168
Broadcom Corp., Class A(a)	806,200	27,120,568
Intel Corp.(b)	8,400,433	186,153,595
KLA-Tencor Corp.(b)	4,491,900	181,832,112
Lam Research Corp.(a)	973,400	43,102,152
Marvell Technology Group Ltd.(a)(c)	1,856,183	27,406,542
Maxim Integrated Products, Inc.(b)	59,700	1,525,932
Microsemi Corp.(a)(b)	1,824,500	37,402,250
Novellus Systems, Inc.(a)(b)	2,960,700	106,999,698
Spansion, Inc., Class A(a)	1,443,723	27,820,542

Total		985,231,744

Software 37.5%
Aspen Technology, Inc.(a)(b)	495,344	8,510,010
BMC Software, Inc.(a)	3,309,456	181,027,243
CA, Inc.(b)	612,100	13,980,364
Check Point Software Technologies Ltd.(a)(b)(c)	1,898,846	107,949,395

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)

Software (cont.)
JDA Software Group, Inc.(a)(b)(d)	2,507,300	$77,450,497
Microsoft Corp.	6,492,900	168,815,400
Nuance Communications, Inc.(a)(b)	7,205,500	154,702,085
Oracle Corp.	4,572,400	150,477,684
Parametric Technology Corp.(a)(b)	5,577,770	127,898,266
Quest Software, Inc.(a)(b)	168,100	3,820,913
Symantec Corp.(a)	11,906,300	234,792,236
Synopsys, Inc.(a)(d)	10,760,103	276,642,248
VMware, Inc., Class A(a)(b)	180,100	18,051,423

Total		1,524,117,764

TOTAL INFORMATION TECHNOLOGY		3,884,018,174

UTILITIES 0.1%

Independent Power Producers & Energy Traders 0.1%
Miasole(e)(f)	805,620	3,486,723

TOTAL UTILITIES		3,486,723

Total Common Stocks
(Cost: $3,663,507,876)		$4,052,865,565

Warrants —%

UTILITIES —%

Independent Power Producers & Energy Traders —%
Miasole Promissory Note(a)(e)(f)(g)	1	$—

TOTAL UTILITIES		—

Total Warrants
(Cost: $21)		$—

Convertible Preferred Stocks 0.1%

INFORMATION TECHNOLOGY 0.1%

Communications Equipment — %
Flashpoint Technology, Inc.(a)(e)(f)(g)	246,914	$—

Computers & Peripherals 0.1%
Silver Peak Systems, Inc.(a)(e)(f)	2,620,545	2,201,258

TOTAL INFORMATION TECHNOLOGY		2,201,258

UTILITIES —%

Independent Power Producers & Energy Traders —%
Miasole(a)(e)(f)	62,288	269,583

TOTAL UTILITIES		269,583

Total Convertible Preferred Stocks
(Cost: $11,311,308)		$2,470,841

	Shares	Value

Money Market Fund 1.1%

Columbia Short-Term Cash Fund, 0.166%(d)(h)	44,535,862	$44,535,862

Total Money Market Fund
(Cost: $44,535,862)		$44,535,862

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 14.5%

Asset-Backed Commercial Paper 0.7%
Antalis US Funding Corp.
08/09/11	0.230%	$2,948,869	$2,948,869
Cancara Asset Securitisation LLC
07/13/11	0.150%	14,998,125	14,998,125
Rhein-Main Securitisation Ltd.
09/06/11	0.430%	9,989,847	9,989,847

Total			27,936,841

Certificates of Deposit 8.6%
Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	10,000,000	10,000,000
07/29/11	0.230%	10,000,000	10,000,000
Barclays Bank PLC
08/19/11	0.330%	18,000,000	18,000,000
Clydesdale Bank PLC
07/21/11	0.280%	4,996,464	4,996,464
Commerzbank AG
07/20/11	0.220%	10,000,000	10,000,000
07/27/11	0.180%	5,000,000	5,000,000
Credit Agricole
08/23/11	0.230%	14,991,189	14,991,189
Credit Industrial et Commercial
07/01/11	0.430%	4,100,000	4,100,000
Credit Suisse
10/25/11	0.236%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
DZ Bank AG
07/12/11	0.200%	$10,000,000	$10,000,000
07/27/11	0.150%	8,000,000	8,000,000
Den Danske Bank
07/13/11	0.210%	5,000,042	5,000,042
Deutsche Bank AG
07/08/11	0.260%	9,000,000	9,000,000
Development Bank of Singapore Ltd.
07/18/11	0.180%	6,000,000	6,000,000
08/09/11	0.300%	8,000,000	8,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
07/25/11	0.240%	6,000,000	6,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	3,000,000	3,000,000
07/29/11	0.230%	10,000,000	10,000,000
08/12/11	0.300%	10,000,000	10,000,000
KBC Bank NV
07/07/11	0.300%	3,000,000	3,000,000
07/14/11	0.280%	10,000,000	10,000,000
07/27/11	0.280%	5,000,000	5,000,000
La Banque Postale
09/20/11	0.380%	2,000,000	2,000,000
Landesbank Hessen Thuringen
07/27/11	0.218%	15,000,031	15,000,031
Lloyds Bank PLC
10/03/11	0.260%	15,000,000	15,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	15,000,000	15,000,000
08/05/11	0.260%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.211%	14,999,936	14,999,936
National Bank of Canada
10/07/11	0.240%	10,000,000	10,000,000
11/18/11	0.186%	10,000,000	10,000,000
Natixis
09/07/11	0.544%	12,000,000	12,000,000
Pohjola Bank PLC
08/15/11	0.340%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	10,000,000	10,000,000
Societe Generale
09/01/11	0.310%	4,995,225	4,995,225
09/23/11	0.411%	10,000,000	10,000,000
Svenska Handelsbank
07/01/11	0.020%	4,000,000	4,000,000
Swedbank AB
08/05/11	0.240%	5,000,000	5,000,000
Union Bank of Switzerland
11/14/11	0.224%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/11/11	0.350%	3,000,000	3,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			351,082,887

Commercial Paper 0.8%
Danske Corp.
07/11/11	0.240%	9,996,866	9,996,866
Macquarie Bank Ltd.
11/10/11	0.461%	5,985,970	5,985,970
PB Capital Corp.
08/05/11	0.501%	9,987,778	9,987,778
Westpac Securities NZ Ltd.
09/02/11	0.290%	5,000,000	5,000,000

Total			30,970,614

Money Market Fund 1.8%
JPMorgan Prime Money Market Fund, 0.010%(h)		75,000,000	75,000,000

Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
07/01/11	0.370%	5,000,000	5,000,000
The Goldman Sachs Group, Inc.
07/19/11	0.300%	10,000,000	10,000,000
08/08/11	0.300%	8,000,000	8,000,000

Total			23,000,000

Repurchase Agreements 2.0%
Cantor Fitzgerald & Co. dated 06/30/11, matures 07/01/11, repurchase price $10,000,028(i)
	0.100%	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $15,000,013(i)
	0.030%	15,000,000	15,000,000
MF Global Holdings Ltd. dated 06/30/11, matures 07/01/11, repurchase price $10,000,042(i)
	0.150%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(i)
	0.120%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Natixis Financial Products, Inc. dated 06/30/11, 07/01/11, repurchase price $8,000,007(i)
	0.030%	$8,000,000	$8,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $20,000,056(i)
	0.100%	20,000,000	20,000,000
Royal Bank of Canada dated 06/30/11, matures 07/01/11, repurchase price $7,994,264(i)
	0.050%	7,994,253	7,994,253

Total			80,994,253

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $588,984,595)			$588,984,595

Total Investments
(Cost: $4,308,339,662)			$4,688,856,863
Other Assets & Liabilities, Net			(624,213,021)

Net Assets			$4,064,643,842

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 14.67% of net assets.

(d)	Investments in affiliates during the period ended June 30, 2011:

						Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$72,185,927	$807,981,453	$(835,631,518)	$—	$44,535,862	$137,594	$44,535,862
Electronics for Imaging, Inc.	114,865,748	—	(1,036,189)	(478,144)	113,351,415	—	81,405,828
JDA Software Group, Inc.	63,348,353	—	(6,356,744)	2,139,795	59,131,404	—	77,450,497
Synopsys, Inc.	266,023,654	—	—	—	266,023,654	—	276,642,248

Total	$516,423,682	$807,981,453	$(843,024,451)	$1,661,651	$483,042,335	$137,594	$480,034,435

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $5,957,564, representing 0.15% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Flashpoint Technology, Inc.	09-10-99	$1,000,844
Miasole	07-10-08	10,032,163
Miasole Convertible	09-10-10 thru 10-07-10	268,690
Miasole Promissory Note	09-10-10	21
Silver Peaks Systems, Inc.	01-14-08	10,041,774

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $5,957,564, which represents 0.15% of net assets.

(g)	Negligible market value.

(h)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.100%)
Security Description	Value
Fannie Mae Interest Strip	$106,341
Fannie Mae Pool	3,980,131
Fannie Mae Principal Strip	297,175
Fannie Mae REMICS	235,192
Federal Home Loan Banks	88,633
Federal National Mortgage Association	272,380
Freddie Mac Non Gold Pool	1,874,821
Freddie Mac REMICS	1,194,344
Ginnie Mae II Pool	689,667
Government National Mortgage Association	168,742
United States Treasury Note/Bond	1,292,574

Total Market Value of Collateral Securities	$10,200,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Citigroup Global Markets, Inc. (0.030%)
Security Description	Value
Fannie Mae REMICS	$5,240,651
Fannie Mae-Aces	260,735
Freddie Mac REMICS	7,470,543
Government National Mortgage Association	2,328,071

Total Market Value of Collateral Securities	$15,300,000

MF Global Holdings Ltd. (0.150%)
Security Description	Value
Fannie Mae Pool	$6,937,691
Fannie Mae REMICS	187,424
Freddie Mac Gold Pool	9,735
Freddie Mac Non Gold Pool	115,112
Freddie Mac REMICS	139,545
Ginnie Mae I Pool	1,118,911
Ginnie Mae II Pool	1,260,630
Government National Mortgage Association	431,013

Total Market Value of Collateral Securities	$10,200,061

Mizuho Securities USA, Inc. (0.120%)
Security Description	Value
Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.030%)
Security Description	Value
Fannie Mae Interest Strip	$185,512
Fannie Mae REMICS	4,534,452
Federal Farm Credit Bank	587,752
Freddie Mac REMICS	1,338,684
Government National Mortgage Association	1,513,607

Total Market Value of Collateral Securities	$8,160,007

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Nomura Securities (0.100%)
Security Description	Value
Fannie Mae Pool	$12,146,979
Freddie Mac Gold Pool	8,253,021

Total Market Value of Collateral Securities	$20,400,000

Royal Bank of Canada (0.050%)
Security Description	Value
Fannie Mae Pool	$4,659,881
Federal Home Loan Mortgage Corp	192
Freddie Mac Gold Pool	981,534
Freddie Mac Non Gold Pool	27,859
Freddie Mac REMICS	2,464,548
Ginnie Mae II Pool	20,124

Total Market Value of Collateral Securities	$8,154,138

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair Value at June 30, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$70,707,913	$—	$—	$70,707,913
Health Care	48,709,214	25,562,988	—	74,272,202
Industrials	—	20,380,553	—	20,380,553
Information Technology	3,855,194,429	28,823,745	—	3,884,018,174
Utilities	—	—	3,486,723	3,486,723
Convertible Preferred Stocks
Information Technology	—	—	2,201,258	2,201,258
Utilities	—	—	269,583	269,583

Total Equity Securities	3,974,611,556	74,767,286	5,957,564	4,055,336,406

Other
Affiliated Money Market Fund(c)	44,535,862	—	—	44,535,862
Investments of Cash Collateral Received for Securities on Loan	75,000,000	513,984,595	—	588,984,595

Total Other	119,535,862	513,984,595	—	633,520,457

Total	$4,094,147,418	$588,751,881	$5,957,564	$4,688,856,863

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Certain Common Stocks and Convertible Preferred Stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Convertible
	Common	Preferred
	Stocks	Stocks	Total
Balance as of December 31, 2010	$3,486,723	$2,837,717	$6,324,440
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	(366,876)	(366,876)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2011	$3,486,723	$2,470,841	$5,957,564

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(366,876), which is comprised of Convertible Preferred Stocks.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $3,236,312,732)	$3,619,837,833
Affiliated issuers (identified cost $483,042,335)	480,034,435
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $507,990,342)	507,990,342
Repurchase agreements (identified cost $80,994,253)	80,994,253

Total investments (identified cost $4,308,339,662)	4,688,856,863
Receivable for:
Capital shares sold	4,873,000
Investments sold	18,639,423
Dividends	928,645
Interest	64,302

Total assets	4,713,362,233

Liabilities
Due upon return of securities on loan	588,984,595
Payable for:
Investments purchased	40,730,683
Capital shares purchased	16,057,223
Investment management fees	93,170
Distribution fees	44,057
Transfer agent fees	53,050
Administration fees	5,425
Plan administration fees	547
Other expenses	2,749,641

Total liabilities	648,718,391

Net assets applicable to outstanding capital stock	$4,064,643,842

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  21

Statement of Assets and Liabilities (continued)
June 30, 2011 (Unaudited)

Represented by
Paid-in capital	$3,390,990,264
Excess of distributions over net investment income	(15,203,448)
Accumulated net realized gain	308,345,270
Unrealized appreciation (depreciation) on:
Investments	380,517,201
Foreign currency translations	(5,445)

Total — representing net assets applicable to outstanding capital stock	$4,064,643,842

*Value of securities on loan	$577,853,444

Net assets applicable to outstanding shares
Class A	$2,978,120,141
Class B	$74,078,735
Class C	$785,507,051
Class I	$7,001
Class R	$50,314,168
Class R3	$26,702
Class R4	$1,251,432
Class R5	$20,670,024
Class Z	$154,668,588
Shares outstanding
Class A	64,442,917
Class B	1,938,978
Class C	20,547,330
Class I	145
Class R	1,113,786
Class R3	589
Class R4	26,069
Class R5	428,446
Class Z	3,203,887
Net asset value per share
Class A(a)	$46.21
Class B	$38.21
Class C	$38.23
Class I	$48.28
Class R	$45.17
Class R3	$45.33
Class R4	$48.00
Class R5	$48.24
Class Z	$48.28

(a)	The maximum offering price per share for Class A is $49.03. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended June 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$14,320,328
Dividends from affiliates	137,594
Income from securities lending — net	432,238
Foreign taxes withheld	(449,800)

Total income	14,440,360

Expenses:
Investment management fees	17,533,329
Distribution fees
Class A	3,903,952
Class B	406,600
Class C	3,964,359
Class R	128,496
Class R3	86
Transfer agent fees
Class A	1,421,792
Class B	36,206
Class C	357,915
Class R	23,637
Class R3	16
Class R4	100
Class R5	2,124
Class Z	25,581
Administration fees	1,014,421
Plan administration fees
Class R3	86
Class R4	1,330
Compensation of board members	40,709
Custodian fees	34,150
Printing and postage fees	258,900
Registration fees	132,700
Professional fees	37,393
Other	215,612

Total expenses	29,539,494

Net investment loss	(15,099,134)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  23

Statement of Operations (continued)
Six months ended June 30, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$207,147,377
Foreign currency transactions	296,939
Forward foreign currency exchange contracts	(109,592)

Net realized gain	207,334,724
Net change in unrealized appreciation (depreciation) on:
Investments	(60,901,152)
Foreign currency translations	(5,445)

Net change in unrealized depreciation	(60,906,597)

Net realized and unrealized gain	146,428,127

Net increase in net assets resulting from operations	$131,328,993

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2011	December 31, 2010
	(Unaudited)
Operations
Net investment loss	$(15,099,134)	$(32,462,223)
Net realized gain	207,334,724	362,871,942
Net change in unrealized appreciation (depreciation)	(60,906,597)	195,130,629

Net increase in net assets resulting from operations	131,328,993	525,540,348

Decrease in net assets from share transactions	(109,293,300)	(165,455,770)

Proceeds from regulatory settlement (Note 6)	—	757,126

Total increase in net assets	22,035,693	360,841,704
Net assets at beginning of period	4,042,608,149	3,681,766,445

Net assets at end of period	$4,064,643,842	$4,042,608,149

Excess of distributions over net investment income	$(15,203,448)	$(104,314)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  25

Statement of Changes in Net Assets (continued)

	Six months ended
	June 30, 2011		Year ended
	(Unaudited)		December 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	5,643,061	263,678,344	10,314,932	409,233,551
Conversions from Class B	131,154	6,039,311	399,151	15,518,761
Redemptions	(9,914,767)	(458,564,703)	(14,038,919)	(550,381,508)

Net decrease	(4,140,552)	(188,847,048)	(3,324,836)	(125,629,196)

Class B shares
Subscriptions	24,040	933,137	200,962	6,537,769
Conversions to Class A	(158,358)	(6,039,311)	(478,994)	(15,518,761)
Redemptions	(242,334)	(9,279,664)	(695,361)	(22,697,329)

Net decrease	(376,652)	(14,385,838)	(973,393)	(31,678,321)

Class C shares
Subscriptions	1,378,614	53,276,494	2,457,500	81,336,688
Redemptions	(1,515,827)	(58,189,231)	(3,191,183)	(104,894,885)

Net decrease	(137,213)	(4,912,737)	(733,683)	(23,558,197)

Class I shares
Subscriptions	5,103	246,914	367,545	15,361,697
Redemptions	(1,197,236)	(59,746,847)	(155,955)	(6,874,997)

Net increase (decrease)	(1,192,133)	(59,499,933)	211,590	8,486,700

Class R shares
Subscriptions	321,800	14,645,417	500,547	19,456,130
Redemptions	(294,869)	(13,364,195)	(385,493)	(14,821,311)

Net increase	26,931	1,281,222	115,054	4,634,819

Class R3 shares
Subscriptions	61	2,816	2,377	89,462
Redemptions	(1,667)	(75,176)	(613)	(23,177)

Net increase (decrease)	(1,606)	(72,360)	1,764	66,285

Class R4 shares
Subscriptions	26,322	1,287,408	11,382	511,179
Redemptions	(11,169)	(540,489)	(654)	(28,017)

Net increase	15,153	746,919	10,728	483,162

Class R5 shares
Subscriptions	86,451	4,197,265	184,115	7,625,694
Redemptions	(53,201)	(2,545,342)	(157,685)	(6,539,837)

Net increase	33,250	1,651,923	26,430	1,085,857

Class Z shares
Subscriptions	3,380,237	163,887,051	14,660	657,074
Redemptions	(190,926)	(9,142,499)	(84)	(3,953)

Net increase	3,189,311	154,744,552	14,576	653,121

Total net decrease	(2,583,511)	(109,293,300)	(4,651,770)	(165,455,770)

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$44.71		$38.78		$24.25		$38.20	$33.24		$27.29

Income from investment operations:
Net investment loss	(0.13)		(0.29)		(0.37)		(0.36)	(0.32)		(0.27)
Net realized and unrealized gain (loss) on investments	1.63		6.20		14.81		(13.59)	5.28		6.22
Increase from payments by affiliate	—		0.01		—		—	—		—

Total from investment operations	1.50		5.92		14.44		(13.95)	4.96		5.95

Proceeds from regulatory settlement	—		0.01		0.09		—	—		—

Net asset value, end of period	$46.21		$44.71		$38.78		$24.25	$38.20		$33.24

Total return	3.35%		15.29%	(a)(b)	59.92%	(a)	(36.52% )	14.92%		21.80%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.27%	(d)	1.36%		1.61%		1.52%	1.46%		1.51%

Net expenses after fees waived or expenses reimbursed(e)	1.27%	(d)	1.36%		1.61%		1.52%	1.46%		1.49%

Net investment loss	(0.58%	)(d)	(0.72%	)	(1.18%	)	(1.12% )	(0.89%	)	(0.88%	)

Supplemental data
Net assets, end of period (in thousands)	$2,978,120		$3,066,071		$2,788,834		$1,642,388	$2,907,051		$2,612,744

Portfolio turnover	37%		105%		150%		133%	206%		187%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$37.09		$32.42		$20.43		$32.42	$28.42		$23.51

Income from investment operations:
Net investment loss	(0.25)		(0.49)		(0.51)		(0.52)	(0.50)		(0.42)
Net realized and unrealized gain (loss) on investments	1.37		5.14		12.42		(11.47)	4.50		5.33
Increase from payments by affiliate	—		0.01		—		—	—		—

Total from investment operations	1.12		4.66		11.91		(11.99)	4.00		4.91

Proceeds from regulatory settlement	—		0.01		0.08		—	—		—

Net asset value, end of period	$38.21		$37.09		$32.42		$20.43	$32.42		$28.42

Total return	3.02%		14.40%	(a)(b)	58.69%	(a)	(36.98% )	14.07%		20.88%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.02%	(d)	2.11%		2.39%		2.27%	2.21%		2.26%

Net expenses after fees waived or expenses reimbursed(e)	2.02%	(d)	2.11%		2.39%		2.27%	2.21%		2.24%

Net investment loss	(1.32%	)(d)	(1.48%	)	(1.97%	)	(1.87% )	(1.64%	)	(1.63%	)

Supplemental data
Net assets, end of period (in thousands)	$74,079		$85,897		$106,646		$94,086	$269,316		$364,628

Portfolio turnover	37%		105%		150%		133%	206%		187%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$37.12		$32.44		$20.44		$32.43	$28.44		$23.52

Income from investment operations:
Net investment loss	(0.25)		(0.49)		(0.51)		(0.50)	(0.50)		(0.42)
Net realized and unrealized gain (loss) on investments	1.36		5.15		12.43		(11.49)	4.49		5.34
Increase from payments by affiliate	—		0.01		—		—	—		—

Total from investment operations	1.11		4.67		11.92		(11.99)	3.99		4.92

Proceeds from regulatory settlement	—		0.01		0.08		—	—		—

Net asset value, end of period	$38.23		$37.12		$32.44		$20.44	$32.43		$28.44

Total return	2.99%		14.43%	(a)(b)	58.71%	(a)	(36.97% )	14.03%		20.92%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.02%	(d)	2.11%		2.36%		2.27%	2.21%		2.26%

Net expenses after fees waived or expenses reimbursed(e)	2.02%	(d)	2.11%		2.36%		2.27%	2.21%		2.24%

Net investment loss	(1.32%	)(d)	(1.48%	)	(1.94%	)	(1.87% )	(1.64%	)	(1.63%	)

Supplemental data
Net assets, end of period (in thousands)	$785,507		$767,800		$694,889		$447,159	$268,391		$212,695

Portfolio turnover	37%		105%		150%		133%	206%		187%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009(f)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$46.62		$40.29		$34.44

Income from investment operations:
Net investment loss	(0.10)		(0.13)		(0.08)
Net realized and unrealized gain on investments	1.76		6.44		5.93
Increase from payments by affiliate	—		0.01		—

Total from investment operations	1.66		6.32		5.85

Proceeds from regulatory settlement	—		0.01		—

Net asset value, end of period	$48.28		$46.62		$40.29

Total return	3.56%		15.71%(a	)(b)	16.99%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.90%	(d)	0.96%		1.00%	(d)

Net expenses after fees waived or expenses reimbursed(e)	0.90%	(d)	0.96%		1.00%	(d)

Net investment loss	(0.41%	)(d)	(0.31%	)	(0.50%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$7		$55,590		$39,507

Portfolio turnover	37%		105%		150%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$43.75		$38.09		$23.89		$37.73	$32.92		$27.09

Income from investment operations:
Net investment loss	(0.19)		(0.41)		(0.46)		(0.43)	(0.41)		(0.34)
Net realized and unrealized gain (loss) on investments	1.61		6.05		14.57		(13.41)	5.22		6.17
Increase from payments by affiliate	—		0.01		—		—	—		—

Total from investment operations	1.42		5.65		14.11		(13.84)	4.81		5.83

Proceeds from regulatory settlement	—		0.01		0.09		—	—		—

Net asset value, end of period	$45.17		$43.75		$38.09		$23.89	$37.73		$32.92

Total return	3.25%		14.86%	(a)(b)	59.44%	(a)	(36.68% )	14.61%		21.52%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.52%	(d)	1.70%		1.93%		1.77%	1.71%		1.76%

Net expenses after fees waived or expenses reimbursed(e)	1.52%	(d)	1.70%		1.93%		1.77%	1.71%		1.74%

Net investment loss	(0.83%	)(d)	(1.06%	)	(1.50%	)	(1.37% )	(1.14%	)	(1.13%	)

Supplemental data
Net assets, end of period (in thousands)	$50,314		$47,554		$37,012		$19,695	$25,142		$11,810

Portfolio turnover	37%		105%		150%		133%	206%		187%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009(f)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$43.89		$38.13		$32.67

Income from investment operations:
Net investment loss	(0.20)		(0.35)		(0.16)
Net realized and unrealized gain on investments	1.64		6.09		5.62
Increase from payments by affiliate	—		0.01		—

Total from investment operations	1.44		5.75		5.46

Proceeds from regulatory settlement	—		0.01		—

Net asset value, end of period	$45.33		$43.89		$38.13

Total return	3.28%		15.11%	(a)(b)	16.71%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.47%	(d)	1.51%		1.54%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.47%	(d)	1.51%		1.54%	(d)

Net investment loss	(0.86%	)(d)	(0.90%	)	(1.08%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$27		$96		$16

Portfolio turnover	37%		105%		150%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009(f)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$46.42		$40.24		$34.44

Income from investment operations:
Net investment loss	(0.13)		(0.24)		(0.12)
Net realized and unrealized gain on investments	1.71		6.40		5.92
Increase from payments by affiliate	—		0.01		—

Total from investment operations	1.58		6.17		5.80

Proceeds from regulatory settlement	—		0.01		—

Net asset value, end of period	$48.00		$46.42		$40.24

Total return	3.40%		15.36%	(a)(b)	16.84%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.21%	(d)	1.26%		1.28%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)	1.26%		1.28%	(d)

Net investment loss	(0.54%	)(d)	(0.58%	)	(0.76%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$1,251		$507		$8

Portfolio turnover	37%		105%		150%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months ended
	June 30,		Year ended Dec 31,
	2011		2010		2009		2008	2007		2006
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$46.60		$40.28		$25.08		$39.32	$34.07		$27.83

Income from investment operations:
Net investment loss	(0.06)		(0.15)		(0.27)		(0.21)	(0.17)		(0.13)
Net realized and unrealized gain (loss) on investments	1.70		6.45		15.38		(14.03)	5.42		6.37
Increase from payments by affiliate	—		0.01		—		—	—		—

Total from investment operations	1.64		6.31		15.11		(14.24)	5.25		6.24

Proceeds from regulatory settlement	—		0.01		0.09		—	—		—

Net asset value, end of period	$48.24		$46.60		$40.28		$25.08	$39.32		$34.07

Total return	3.52%		15.69%	(a)(b)	60.60%	(a)	(36.22% )	15.41%		22.42%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.95%	(d)	1.00%		1.27%		1.04%	1.01%		1.04%

Net expenses after fees waived or expenses reimbursed(e)	0.95%	(d)	1.00%		1.27%		1.04%	1.01%		1.02%

Net investment loss	(0.25%	)(d)	(0.37%	)	(0.87%	)	(0.64% )	(0.44%	)	(0.41%	)

Supplemental data
Net assets, end of period (in thousands)	$20,670		$18,414		$14,853		$20,164	$33,473		$23,805

Portfolio turnover	37%		105%		150%		133%	206%		187%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

	Six months ended		Year ended
	June 30,		Dec 31,
	2011		2010(g)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$46.62		$41.62

Income from investment operations:
Net investment loss	(0.04)		(0.06)
Net realized and unrealized gain on investments	1.70		5.05
Increase from payments by affiliate	—		0.01

Total from investment operations	1.66		5.00

Net asset value, end of period	$48.28		$46.62

Total return	3.56%		12.01%	(b)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.05%	(d)	1.13%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.05%	(d)	1.13%	(d)

Net investment loss	(0.15%	)(d)	(0.50%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$154,669		$679

Portfolio turnover	37%		105%

Notes to Financial Highlights

(a)	During the years ended December 31, 2010 and 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total returns would have been lower by 0.02% and 0.36%, respectively.
(b)	During the year ended December 31, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	For the period from August 3, 2009 (when shares became available) to December 31, 2009.
(g)	For the period from September 27, 2010 (when shares became available) December 31, 2010.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1.	Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of Columbia Seligman Communications and Information Fund, Inc., a Maryland corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

36  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

(U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

38  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at June 30, 2011
At June 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended June 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$(109,592)

40  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign
Currency Exchange
Risk Exposure Category	Contracts
Foreign exchange contracts	$—

Volume of Derivative Instruments for the Six Months Ended June 30, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	13

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

42  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The management fee for the six months ended June 30, 2011 was 0.85% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended June 30, 2011 was 0.05% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under the Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

The Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4 and Class R5 shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agent fees.

For the six months ended June 30, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.09%
Class B	0.09
Class C	0.09
Class R	0.09
Class R3	0.05
Class R4	0.02
Class R5	0.02
Class Z	0.09

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $3,405,146. The liability remaining at June 30, 2011 for non-recurring charges associated with the

44  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

lease amounted to $2,238,813 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $457,000 and $20,447,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,701,715 for Class A, $64,491 for Class B and $14,868 for Class C for the six months ended June 30, 2011.

Effective March 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund), through February 29, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.54%
Class B	2.29
Class C	2.29
Class I	1.17
Class R	1.79
Class R3	1.72
Class R4	1.47
Class R5	1.22
Class Z	1.29

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At June 30, 2011, the cost of investments for federal income tax purposes was approximately $4,308,340,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$524,349,000
Unrealized depreciation	$(143,832,000)

Net unrealized appreciation	$380,517,000

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires.

46  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires. For the year ended December 31, 2010, $207,308,543 of capital loss carryforward was utilized.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,529,686,441 and $1,593,103,811, respectively, for the six months ended June 30, 2011.

Note 6.	Regulatory Settlements

During the year ended December 31, 2010 the Fund received $757,126 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

Note 7.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2011, securities valued at $577,853,444 were on loan, secured by cash collateral of $588,984,595 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9.	Shareholder Concentration

At June 30, 2011, the Investment Manager and/or affiliates owned 100% of Class I shares.

Note 10.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

48  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2011.

Note 11.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/

50  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  51

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meetings of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 1: To elect directors to the Board.*

		Shares	Shares		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	47,624,254.984	2,149,497.230	0.000	0.000
02	Edward J. Boudreau, Jr.	47,597,802.176	2,175,950.038	0.000	0.000
03	Pamela G. Carlton	47,621,360.890	2,152,391.324	0.000	0.000
04	William P. Carmichael	47,543,745.705	2,230,006.509	0.000	0.000
05	Patricia M. Flynn	47,625,951.752	2,147,800.462	0.000	0.000
06	William A. Hawkins	47,598,696.274	2,175,055.940	0.000	0.000
07	R. Glenn Hilliard	47,580,308.602	2,193,443.612	0.000	0.000
08	Stephen R. Lewis, Jr.	47,587,043.819	2,186,708.395	0.000	0.000
09	John F. Maher	47,631,563.321	2,142,188.893	0.000	0.000
10	John J. Nagorniak	47,563,949.011	2,209,803.203	0.000	0.000
11	Catherine James Paglia	47,622,466.424	2,151,285.790	0.000	0.000
12	Leroy C. Richie	47,541,565.828	2,232,186.386	0.000	0.000
13	Anthony M. Santomero	47,592,637.908	2,181,117.306	0.000	0.000
14	Minor M. Shaw	47,576,019.389	2,197,732.825	0.000	0.000
15	Alison Taunton-Rigby	47,599,306.498	2,174,445.716	0.000	0.000
16	William F. Truscott	47,617,143.303	2,156,608.911	0.000	0.000

*	All shares of Columbia Seligman Communications and Information Fund, Inc. are voted together as a single class for the election of directors.

52  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Proposal 2 was adjourned to a meeting scheduled on February 28, 2011 to provide additional time for further solicitation of this proposal.

Proposal 3: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors, but without obtaining shareholder approval.

Proposal 3 was adjourned to a meeting scheduled on February 28, 2011 to provide additional time for further solicitation of this proposal.

Special Meeting of Shareholders held on Feb. 28, 2011
(Unaudited)

A brief description of the proposal voted upon at the adjourned meeting and the votes cast for or against, as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 2: To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Shares	Shares		Broker
Voted “For”	Voted “Against”	Abstentions	Non-Votes
35,738,480.356	1,822,070.876	1,254,246.565	13,077,788.000

Proposal 3: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors, but without obtaining shareholder approval.

Proposal 3 was adjourned to a meeting scheduled on March 29, 2011 to provide additional time for further solicitation of this proposal.

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT  53

Results of Meetings of Shareholders (continued)

Special Meeting of Shareholders held on March 29, 2011
(Unaudited)

A brief description of the proposal voted upon at the adjourned meeting and the votes cast for or against, as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 3: To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Company’s board of directors, but without obtaining shareholder approval.

The shareholders of Columbia Seligman Communications and Information Fund did not approve the Proposal. If there is a proposed hiring of a subadviser in the future for the Fund, shareholders of the Fund will be solicited to approve such a change.

54  COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND — 2011 SEMIANNUAL REPORT

Columbia Seligman Communications and Information Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	SL-9943 D (8/11)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)       Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date August 19, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer
Date August 19, 2011